UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-064247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2017

Emerging Markets - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%
Argentina — 0.7%
Banco Macro SA ADR	77,272	8,021,606
Brazil — 7.0%
Banco do Brasil SA	514,100	4,982,827
Gerdau SA Preference Shares	1,818,800	6,846,826
Itau Unibanco Holding SA ADR	1,005,530	12,840,618
Klabin SA	1,012,900	5,492,702
Kroton Educacional SA	2,532,200	14,431,332
Localiza Rent a Car SA	304,900	5,728,286
Multiplan Empreendimentos Imobiliarios SA	475,219	10,949,580
Petroleo Brasileiro SA ADR(1)	727,789	6,535,545
Vale SA ADR	1,289,875	14,278,916
		82,086,632
China — 34.5%
AAC Technologies Holdings, Inc.	1,125,000	20,514,008
Alibaba Group Holding Ltd. ADR(1)	300,911	51,678,455
Anhui Conch Cement Co. Ltd., H Shares	2,373,000	8,854,308
Beijing Enterprises Water Group Ltd.	13,990,000	11,888,126
Brilliance China Automotive Holdings Ltd.	7,254,000	18,770,533
China Gas Holdings Ltd.	5,220,000	13,180,488
China Lodging Group Ltd. ADR(1)	165,388	18,773,192
China Railway Construction Corp. Ltd., H Shares	6,384,000	8,369,784
Ctrip.com International Ltd. ADR(1)	241,280	12,413,856
Geely Automobile Holdings Ltd.	6,360,000	15,636,380
Haier Electronics Group Co. Ltd.	4,823,000	12,819,014
Industrial & Commercial Bank of China Ltd., H Shares	25,414,645	19,030,741
Maanshan Iron & Steel Co. Ltd., H Shares(1)	11,644,000	6,145,062
Momo, Inc. ADR(1)	173,547	6,686,766
New Oriental Education & Technology Group, Inc. ADR	143,948	11,767,749
Nine Dragons Paper Holdings Ltd.	9,627,000	16,066,015
Ping An Insurance Group Co. of China Ltd., H Shares	2,405,500	19,103,834
Shenzhou International Group Holdings Ltd.	1,224,000	9,806,702
Sunny Optical Technology Group Co. Ltd.	1,336,000	19,154,611
TAL Education Group ADR	654,037	19,902,346
Tencent Holdings Ltd.	1,628,500	68,463,278
Weibo Corp. ADR(1)	93,542	9,457,096
Weichai Power Co. Ltd., H Shares	5,578,000	5,744,968
		404,227,312
Czech — 0.5%
Moneta Money Bank AS	1,562,583	5,479,285
Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	587,884	2,800,143
Commercial International Bank Egypt S.A.E. GDR	972,720	4,445,331
		7,245,474
Hungary — 1.8%
OTP Bank plc	356,315	14,491,814

Richter Gedeon Nyrt	229,855	5,981,438
		20,473,252
India — 6.1%
Bharat Financial Inclusion Ltd.(1)	450,157	6,192,222
Godrej Consumer Products Ltd.	622,916	9,055,370
Havells India Ltd.	938,211	7,167,249
HDFC Bank Ltd.	718,540	19,982,721
Larsen & Toubro Ltd.	351,603	6,249,803
Motherson Sumi Systems Ltd.	2,654,168	12,792,072
Vakrangee Ltd.	1,203,587	9,639,804
		71,079,241
Indonesia — 4.3%
Astra International Tbk PT	11,607,400	6,851,167
Bank Rakyat Indonesia Persero Tbk PT	10,510,400	11,914,990
Indofood Sukses Makmur Tbk PT	14,082,900	8,840,076
Telekomunikasi Indonesia Persero Tbk PT	29,924,800	10,519,211
United Tractors Tbk PT	5,546,100	12,595,325
		50,720,769
Malaysia — 0.6%
My EG Services Bhd	14,307,350	7,124,742
Mexico — 2.1%
Alsea SAB de CV	1,716,859	6,241,640
Cemex SAB de CV ADR(1)	621,278	5,784,098
Mexichem SAB de CV	4,553,877	12,123,805
		24,149,543
Peru — 0.8%
Credicorp Ltd.	43,867	8,897,982
Philippines — 1.0%
Ayala Land, Inc.	14,298,600	11,736,197
Poland — 0.8%
KRUK SA	99,056	9,467,425
Russia — 3.8%
Novatek PJSC GDR	43,551	4,603,341
Sberbank of Russia PJSC ADR	1,131,687	15,447,528
X5 Retail Group NV GDR(1)	309,141	12,612,953
Yandex NV, A Shares(1)	385,343	11,564,143
		44,227,965
South Africa — 4.3%
Capitec Bank Holdings Ltd.	148,715	10,294,445
Discovery Ltd.	835,596	9,673,547
Naspers Ltd., N Shares	117,655	26,599,007
Sappi Ltd.	642,682	4,317,894
		50,884,893
South Korea — 12.1%
CJ Logistics Corp.(1)	54,990	8,241,673
Hana Financial Group, Inc.	324,504	14,101,362
LG Innotek Co. Ltd.	56,366	9,222,709
Medy-Tox, Inc.	31,542	15,919,255
NAVER Corp.	7,976	5,340,440
Samsung Electronics Co. Ltd.	30,392	62,422,731
Seegene, Inc.(1)	211,834	5,917,676
SK Hynix, Inc.	339,065	20,627,757
		141,793,603

Taiwan — 9.9%
Airtac International Group	1,122,357	15,601,205
ASPEED Technology, Inc.	366,000	8,101,262
Hota Industrial Manufacturing Co. Ltd.	1,572,434	7,346,605
Land Mark Optoelectronics Corp.	435,000	5,743,978
Largan Precision Co. Ltd.	27,000	5,215,879
Powertech Technology, Inc.	1,613,000	4,895,815
President Chain Store Corp.	993,000	8,308,178
Taiwan Paiho Ltd.	2,875,000	12,051,012
Taiwan Semiconductor Manufacturing Co. Ltd.	6,690,939	47,999,877
		115,263,811
Thailand — 3.9%
Airports of Thailand PCL	8,107,500	13,306,995
CP ALL PCL	3,101,300	5,790,712
Kasikornbank PCL	764,400	4,857,353
Minor International PCL	10,781,200	12,906,270
Srisawad Corp. PCL	5,516,680	8,514,677
		45,376,007
Turkey — 2.1%
BIM Birlesik Magazalar AS	490,537	10,865,787
Tofas Turk Otomobil Fabrikasi AS	1,546,123	14,146,828
		25,012,615
TOTAL COMMON STOCKS (Cost $820,049,408)		1,133,268,354
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $18,919,322), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $18,520,204)		18,519,731
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $15,751,678), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $15,439,146)		15,439,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	42,965	42,965
TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,001,696)		34,001,696
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $854,051,104)		1,167,270,050
OTHER ASSETS AND LIABILITIES — 0.2%		2,787,465
TOTAL NET ASSETS — 100.0%		$1,170,057,515

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	32.0%
Consumer Discretionary	19.8%
Financials	17.9%
Materials	6.9%
Industrials	6.2%
Consumer Staples	4.7%
Health Care	2.4%
Utilities	2.1%
Energy	2.1%
Real Estate	1.9%
Telecommunication Services	0.9%
Cash and Equivalents*	3.1%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	8,021,606	—	—
Brazil	33,655,079	48,431,553	—
China	130,679,460	273,547,852	—
Mexico	5,784,098	18,365,445	—
Peru	8,897,982	—	—
Russia	11,564,143	32,663,822	—
Other Countries	—	561,657,314	—
Temporary Cash Investments	42,965	33,958,731	—
	198,645,333	968,624,717	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$854,334,373
Gross tax appreciation of investments	$317,480,500
Gross tax depreciation of investments	(4,544,823)
Net tax appreciation (depreciation) of investments	$312,935,677

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
August 31, 2017

Emerging Markets Small Cap - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 92.9%
Argentina — 1.1%
Banco Macro SA ADR	1,107	114,918
Brazil — 11.7%
Arezzo Industria e Comercio SA	10,100	146,887
Azul SA ADR(1)	5,080	127,051
Banco ABC Brasil SA(1)	658	3,562
Banco ABC Brasil SA Preference Shares	19,300	104,414
Bradespar SA Preference Shares	20,200	171,272
CVC Brasil Operadora e Agencia de Viagens SA	14,000	168,648
Fleury SA	10,500	106,006
Localiza Rent a Car SA	5,700	107,088
Metalurgica Gerdau SA Preference Shares(1)	62,400	112,198
Multiplan Empreendimentos Imobiliarios SA	6,153	141,772
		1,188,898
Chile — 1.0%
Itau CorpBanca	10,341,160	99,884
China — 25.7%
Baozun, Inc. ADR(1)	4,217	114,660
Beijing Enterprises Water Group Ltd.(1)	100,000	84,976
Brilliance China Automotive Holdings Ltd.	32,000	82,804
China Agri-Industries Holdings Ltd.	216,000	101,020
China Lodging Group Ltd. ADR(1)	1,905	216,237
China Resources Cement Holdings Ltd.	124,000	68,134
China Suntien Green Energy Corp. Ltd., H Shares	442,000	96,016
China Yongda Automobiles Services Holdings Ltd.	85,500	115,810
Far East Horizon Ltd.	69,000	63,042
Huaneng Renewables Corp. Ltd., H Shares	166,000	50,909
Kingboard Chemical Holdings Ltd.	20,500	111,855
Lee & Man Paper Manufacturing Ltd.	140,000	163,332
Li Ning Co. Ltd.(1)	150,000	111,171
Lonking Holdings Ltd.	281,000	111,671
Maanshan Iron & Steel Co. Ltd., H Shares(1)	180,000	94,994
Minth Group Ltd.	18,000	82,919
Nine Dragons Paper Holdings Ltd.	43,000	71,761
SINA Corp.(1)	991	100,914
Sunny Optical Technology Group Co. Ltd.	12,000	172,047
TAL Education Group ADR	6,528	198,647
Uni-President China Holdings Ltd.	138,000	117,972
Weibo Corp. ADR(1)	1,085	109,693
West China Cement Ltd.(1)	640,000	92,413
Zhongsheng Group Holdings Ltd.	43,000	93,410
		2,626,407
Czech — 1.0%
Moneta Money Bank AS	28,285	99,183
Greece — 0.8%
JUMBO SA	4,936	82,265
Hungary — 0.8%
Richter Gedeon Nyrt	3,178	82,700

India — 3.4%
Bharat Financial Inclusion Ltd.(1)	5,877	80,842
Havells India Ltd.	9,039	69,051
Vakrangee Ltd.	24,572	196,803
		346,696
Indonesia — 1.7%
AKR Corporindo Tbk PT	149,900	76,119
Indofood Sukses Makmur Tbk PT	147,100	92,337
		168,456
Malaysia — 1.8%
Carlsberg Brewery Malaysia Bhd	15,600	54,174
My EG Services Bhd	260,500	129,723
		183,897
Mexico — 2.9%
Alsea SAB de CV	23,075	83,889
Banregio Grupo Financiero SAB de CV	18,272	118,211
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	8,272	91,389
		293,489
Philippines — 0.8%
Puregold Price Club, Inc.	81,600	76,625
Poland — 1.3%
KRUK SA	1,372	131,131
Russia — 2.5%
TMK PJSC	49,234	58,091
X5 Retail Group NV GDR(1)	2,880	117,504
Yandex NV, A Shares(1)	2,813	84,418
		260,013
South Africa — 4.1%
Capitec Bank Holdings Ltd.	1,815	125,639
Dis-Chem Pharmacies Ltd.	47,228	107,099
Discovery Ltd.	7,362	85,229
Sappi Ltd.	15,644	105,105
		423,072
South Korea — 9.6%
CJ Logistics Corp.(1)	502	75,238
Cosmax, Inc.	479	50,126
Duk San Neolux Co. Ltd.(1)	8,587	190,382
Hyundai Mipo Dockyard Co. Ltd.(1)	1,063	95,214
Kumho Petrochemical Co. Ltd.	1,074	75,054
LG Innotek Co. Ltd.	666	108,972
Medy-Tox, Inc.	363	183,206
Seegene, Inc.(1)	3,335	93,165
SK Materials Co. Ltd.	660	106,878
		978,235
Taiwan — 15.3%
Airtac International Group	10,446	145,204
ASPEED Technology, Inc.	7,000	154,942
Chroma ATE, Inc.	32,000	109,745
Global PMX Co. Ltd.	17,000	96,607
Gourmet Master Co. Ltd.	16,100	190,987
Hota Industrial Manufacturing Co. Ltd.	14,829	69,283
Land Mark Optoelectronics Corp.	10,000	132,045
Macronix International(1)	148,225	206,775

Nien Made Enterprise Co. Ltd.	9,000	96,773
Powertech Technology, Inc.	22,000	66,775
Taiwan Paiho Ltd.	28,000	117,366
TCI Co. Ltd.	19,411	121,564
Vanguard International Semiconductor Corp.	32,000	57,789
		1,565,855
Thailand — 5.5%
CH Karnchang PCL	44,900	38,876
Digital Telecommunications Infrastructure Fund	139,300	59,991
Erawan Group PCL (The)	607,200	111,547
Minor International PCL	90,400	108,219
Sino-Thai Engineering & Construction PCL	56,500	44,240
Srisawad Corp. PCL	60,212	92,934
Workpoint Entertainment PCL	47,000	104,035
		559,842
Turkey — 1.9%
TAV Havalimanlari Holding AS	16,414	100,853
Tofas Turk Otomobil Fabrikasi AS	9,799	89,659
		190,512
TOTAL COMMON STOCKS (Cost $7,379,933)		9,472,078
EXCHANGE-TRADED FUNDS — 3.7%
iShares MSCI India Small-Cap ETF (Cost $244,801)	8,248	381,965
TEMPORARY CASH INVESTMENTS — 3.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $203,182), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $198,895)		198,890
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $169,658), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $165,002)		165,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $363,890)		363,890
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $7,988,624)		10,217,933
OTHER ASSETS AND LIABILITIES — (0.2)%		(17,587)
TOTAL NET ASSETS — 100.0%		$10,200,346

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	22.1%
Information Technology	18.3%
Materials	12.3%
Financials	10.9%
Industrials	10.7%
Consumer Staples	8.3%
Health Care	4.5%
Telecommunication Services	1.6%
Energy	1.5%
Real Estate	1.4%
Utilities	1.3%
Exchange-Traded Funds	3.7%
Cash and Equivalents*	3.4%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	114,918	—	—
Brazil	127,051	1,061,847	—
China	740,151	1,548,027	—
Russia	84,418	175,595	—
Other Countries	—	5,620,071	—
Exchange-Traded Funds	381,965	—	—
Temporary Cash Investments	—	363,890	—
	1,448,503	8,769,430	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,988,624
Gross tax appreciation of investments	$2,274,308
Gross tax depreciation of investments	(44,999)
Net tax appreciation (depreciation) of investments	$2,229,309

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
August 31, 2017

Focused International Growth - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.7%
Australia — 5.6%
CSL Ltd.	2,330	238,049
Treasury Wine Estates Ltd.	20,480	235,743
		473,792
Austria — 3.0%
Erste Group Bank AG(1)	5,870	248,037
Belgium — 2.3%
KBC Group NV	2,370	194,759
Brazil — 3.0%
Itau Unibanco Holding SA Preference Shares	11,600	148,434
Localiza Rent a Car SA	5,300	99,573
		248,007
China — 8.0%
Alibaba Group Holding Ltd. ADR(1)	2,100	360,654
Tencent Holdings Ltd.	7,500	315,305
		675,959
Denmark — 4.1%
AP Moller - Maersk A/S, B Shares	70	144,317
DSV A/S	2,790	197,839
		342,156
France — 5.5%
Kering	780	292,772
TOTAL SA	3,280	169,639
		462,411
Germany — 7.3%
adidas AG	1,450	325,466
Infineon Technologies AG	4,980	114,834
Zalando SE(1)	3,710	175,714
		616,014
Hong Kong — 3.4%
AIA Group Ltd.	37,400	286,985
India — 3.1%
HDFC Bank Ltd. ADR	1,980	192,911
Tata Motors Ltd. ADR(1)	2,150	64,199
		257,110
Indonesia — 2.5%
Bank Mandiri Persero Tbk PT	210,500	206,682
Ireland — 3.7%
CRH plc	5,670	198,007
Ryanair Holdings plc ADR(1)	990	112,563
		310,570
Japan — 12.3%
Komatsu Ltd.	7,500	202,961
MonotaRO Co. Ltd.	5,200	159,167
Nintendo Co. Ltd.	500	166,644
Pola Orbis Holdings, Inc.	5,800	186,501
Recruit Holdings Co. Ltd.	8,000	159,440

Start Today Co. Ltd.	5,200	161,768
		1,036,481
Mexico — 1.8%
Grupo Financiero Banorte SAB de CV	22,770	155,372
Portugal — 1.6%
Jeronimo Martins SGPS SA	6,800	135,673
Russia — 3.9%
X5 Retail Group NV GDR(1)	3,260	133,008
Yandex NV, A Shares(1)	6,460	193,865
		326,873
Sweden — 1.7%
Lundin Petroleum AB(1)	6,850	146,987
Switzerland — 6.2%
Lonza Group AG(1)	1,180	298,769
Roche Holding AG	860	218,374
		517,143
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	164,999
United Kingdom — 14.7%
Ashtead Group plc	6,870	147,734
Diageo plc	7,300	244,675
Ferguson plc	2,460	146,423
London Stock Exchange Group plc	5,710	291,653
St. James's Place plc	9,210	137,316
Tullow Oil plc(1)	53,283	107,553
Weir Group plc (The)	7,020	162,942
		1,238,296
TOTAL COMMON STOCKS (Cost $6,639,683)		8,044,306
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $156,357), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $153,059)		153,055
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $132,545), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $127,001)		127,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	682	682
TOTAL TEMPORARY CASH INVESTMENTS (Cost $280,737)		280,737
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $6,920,420)		8,325,043
OTHER ASSETS AND LIABILITIES — 1.0%		82,773
TOTAL NET ASSETS — 100.0%		$8,407,816

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.2%
Industrials	18.2%
Information Technology	15.6%
Consumer Discretionary	12.2%
Consumer Staples	11.1%
Health Care	9.0%
Energy	5.0%
Materials	2.4%
Cash and Equivalents*	4.3%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	360,654	315,305	—
India	257,110	—	—
Ireland	112,563	198,007	—
Russia	193,865	133,008	—
Other Countries	—	6,473,794	—
Temporary Cash Investments	682	280,055	—
	924,874	7,400,169	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,932,553
Gross tax appreciation of investments	$1,438,584
Gross tax depreciation of investments	(46,094)
Net tax appreciation (depreciation) of investments	$1,392,490

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
August 31, 2017

Global Growth - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Austria — 0.8%
Erste Group Bank AG(1)	103,750	4,383,961
Brazil — 1.0%
B3 SA - Brasil Bolsa Balcao	465,700	3,266,565
CCR SA	323,800	1,786,745
		5,053,310
China — 3.8%
Alibaba Group Holding Ltd. ADR(1)	47,640	8,181,694
Tencent Holdings Ltd.	288,200	12,116,129
		20,297,823
Denmark — 0.8%
AP Moller - Maersk A/S, B Shares	2,180	4,494,450
France — 7.5%
Danone SA	83,505	6,575,878
Ingenico Group SA	42,637	4,233,154
Kering	26,770	10,048,095
Legrand SA	61,460	4,307,961
Thales SA	25,685	2,843,636
TOTAL SA	139,267	7,202,768
Valeo SA	69,950	4,678,222
		39,889,714
Germany — 0.8%
Zalando SE(1)	86,050	4,075,507
Hong Kong — 2.9%
AIA Group Ltd.	1,184,200	9,086,824
Hang Seng Bank Ltd.	148,100	3,406,447
Melco Resorts & Entertainment Ltd. ADR	134,009	2,941,497
		15,434,768
Hungary — 0.7%
OTP Bank plc	94,433	3,840,718
India — 1.1%
HDFC Bank Ltd.	210,380	5,850,704
Indonesia — 0.7%
Bank Central Asia Tbk PT	2,652,700	3,767,701
Ireland — 1.7%
CRH plc	251,475	8,781,977
Japan — 5.4%
Keyence Corp.	11,800	6,146,068
ORIX Corp.	343,100	5,491,285
Pola Orbis Holdings, Inc.	105,300	3,385,960
Rakuten, Inc.	482,000	5,723,846
Start Today Co. Ltd.	170,900	5,316,578
Sysmex Corp.	40,600	2,503,916
		28,567,653
Mexico — 0.5%
Grupo Financiero Banorte SAB de CV	381,740	2,604,823
Netherlands — 1.6%
ASML Holding NV	20,190	3,136,593

Unilever NV CVA	94,510	5,626,600
		8,763,193
Peru — 0.5%
Credicorp Ltd.	13,460	2,730,226
Poland — 0.5%
Powszechny Zaklad Ubezpieczen SA	179,130	2,435,401
Portugal — 0.9%
Jeronimo Martins SGPS SA	250,270	4,993,375
Spain — 1.0%
Industria de Diseno Textil SA	142,820	5,426,194
Switzerland — 1.0%
Julius Baer Group Ltd.(1)	75,490	4,219,474
Lonza Group AG(1)	4,190	1,060,881
		5,280,355
Turkey — 0.6%
Turkiye Garanti Bankasi AS	1,032,980	3,212,360
United Kingdom — 3.4%
Ashtead Group plc	247,108	5,313,876
Diageo plc	108,750	3,644,992
London Stock Exchange Group plc	116,620	5,956,655
RPC Group plc	55,531	665,653
Weir Group plc (The)	107,560	2,496,592
		18,077,768
United States — 62.5%
Adobe Systems, Inc.(1)	59,607	9,248,622
Agilent Technologies, Inc.	94,650	6,125,748
Allegion plc	64,236	5,056,015
Allergan plc	22,640	5,195,427
Alliance Data Systems Corp.	24,222	5,462,061
Alphabet, Inc., Class A(1)	11,555	11,037,798
Alphabet, Inc., Class C(1)	6,754	6,344,235
American Express Co.	88,400	7,611,240
American Tower Corp.	40,860	6,049,323
AMETEK, Inc.	66,900	4,231,425
Autodesk, Inc.(1)	71,360	8,167,866
Bank of America Corp.	122,730	2,932,020
Becton Dickinson and Co.	35,880	7,155,907
Bio-Rad Laboratories, Inc., Class A(1)	10,704	2,331,545
Boston Scientific Corp.(1)	260,330	7,172,091
Celgene Corp.(1)	77,928	10,826,537
Cerner Corp.(1)	68,220	4,623,952
Coach, Inc.	55,470	2,313,099
Cognizant Technology Solutions Corp., Class A	50,810	3,595,824
Costco Wholesale Corp.	21,210	3,324,455
Danaher Corp.	51,670	4,310,311
EOG Resources, Inc.	82,820	7,038,872
EQT Corp.	78,210	4,875,611
Equinix, Inc.	23,006	10,776,240
Facebook, Inc., Class A(1)	86,341	14,848,062
Fidelity National Information Services, Inc.	46,905	4,358,413
Fortune Brands Home & Security, Inc.	103,103	6,447,031
Home Depot, Inc. (The)	56,194	8,421,795
IHS Markit Ltd.(1)	110,340	5,168,326

Ingersoll-Rand plc	45,795	3,910,435
Intercontinental Exchange, Inc.	130,440	8,435,555
MarketAxess Holdings, Inc.	15,903	3,068,484
Martin Marietta Materials, Inc.	49,930	10,584,661
Mastercard, Inc., Class A	57,790	7,703,407
Mondelez International, Inc., Class A	89,610	3,643,543
Monster Beverage Corp.(1)	87,120	4,863,038
MSCI, Inc.	44,820	5,136,820
Netflix, Inc.(1)	14,830	2,590,949
Newell Brands, Inc.	138,920	6,707,058
PayPal Holdings, Inc.(1)	99,220	6,119,890
Pioneer Natural Resources Co.	70,258	9,108,950
Priceline Group, Inc. (The)(1)	1,710	3,167,057
Roper Technologies, Inc.	37,970	8,758,160
SBA Communications Corp.(1)	22,250	3,416,487
Sirius XM Holdings, Inc.	860,760	4,949,370
Stanley Black & Decker, Inc.	35,500	5,112,000
Sysco Corp.	74,240	3,910,221
Teleflex, Inc.	16,458	3,484,981
Texas Capital Bancshares, Inc.(1)	45,040	3,344,220
Texas Instruments, Inc.	57,160	4,733,991
Ulta Salon Cosmetics & Fragrance, Inc.(1)	13,380	2,957,114
UnitedHealth Group, Inc.	34,506	6,863,243
Visa, Inc., Class A	92,142	9,538,540
Webster Financial Corp.	51,190	2,389,549
Zions Bancorporation	143,859	6,280,884
Zoetis, Inc.	109,848	6,887,470
		332,715,928
TOTAL COMMON STOCKS (Cost $364,268,053)		530,677,909
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $593,946), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $581,417)		581,402
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $498,370), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $484,005)		484,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,016	1,016
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,066,418)		1,066,418
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $365,334,471)		531,744,327
OTHER ASSETS AND LIABILITIES — 0.1%		588,641
TOTAL NET ASSETS — 100.0%		$532,332,968

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.5%
Financials	18.7%
Consumer Discretionary	13.2%
Health Care	12.9%
Industrials	11.3%
Consumer Staples	7.3%
Energy	5.3%
Materials	3.8%
Real Estate	3.7%
Cash and Equivalents*	0.3%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Austria	—	4,383,961	—
Brazil	—	5,053,310	—
China	8,181,694	12,116,129	—
Denmark	—	4,494,450	—
France	—	39,889,714	—
Germany	—	4,075,507	—
Hong Kong	2,941,497	12,493,271	—
Hungary	—	3,840,718	—
India	—	5,850,704	—
Indonesia	—	3,767,701	—
Ireland	—	8,781,977	—
Japan	—	28,567,653	—
Mexico	—	2,604,823	—
Netherlands	—	8,763,193	—
Poland	—	2,435,401	—
Portugal	—	4,993,375	—
Spain	—	5,426,194	—
Switzerland	—	5,280,355	—
Turkey	—	3,212,360	—
United Kingdom	—	18,077,768	—
Other Countries	335,446,154	—	—
Temporary Cash Investments	1,016	1,065,402	—
	346,570,361	185,173,966	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$366,680,542
Gross tax appreciation of investments	$167,848,515
Gross tax depreciation of investments	(2,784,730)
Net tax appreciation (depreciation) of investments	$165,063,785

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2017

Global Small Cap - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Australia — 1.8%
ALS Ltd.	22,108	140,071
Northern Star Resources Ltd.	14,969	61,997
		202,068
Belgium — 0.5%
Galapagos NV(1)	680	62,551
Brazil — 1.4%
CVC Brasil Operadora e Agencia de Viagens SA	8,500	102,394
EcoRodovias Infraestrutura e Logistica SA	16,000	54,183
		156,577
Canada — 3.9%
Alamos Gold, Inc., Class A	6,433	53,576
CES Energy Solutions Corp.	16,605	70,742
Descartes Systems Group, Inc. (The)(1)	2,246	63,059
Enerflex Ltd.	887	11,116
FirstService Corp.	825	57,471
Interfor Corp.(1)	4,011	56,371
Parex Resources, Inc.(1)	2,620	27,002
Shopify, Inc., Class A(1)	942	104,101
		443,438
China — 3.2%
Baozun, Inc. ADR(1)	3,391	92,201
Kingboard Laminates Holdings Ltd.	58,000	98,424
Lonking Holdings Ltd.	242,000	96,172
Q Technology Group Co. Ltd.	31,000	72,254
		359,051
France — 3.0%
Alten SA	1,235	105,119
Elior Group SA	3,045	80,836
Maisons du Monde SA	2,440	100,793
Tarkett SA	1,255	51,962
		338,710
Germany — 2.5%
CTS Eventim AG & Co. KGaA	1,212	53,399
MorphoSys AG(1)	838	59,537
Rheinmetall AG	535	54,684
Stabilus SA	1,361	116,638
		284,258
Hong Kong — 1.3%
Luk Fook Holdings International Ltd.	12,000	41,171
Melco International Development Ltd.	49,000	114,959
		156,130
India — 2.4%
Indiabulls Housing Finance Ltd.	4,830	91,838
Vakrangee Ltd.	22,412	179,503
		271,341

Indonesia — 0.6%
PT Bank Tabungan Negara Persero Tbk	287,300	64,816
Italy — 2.7%
Banca Generali SpA	3,992	131,781
Davide Campari-Milano SpA	7,724	55,906
Moncler SpA	4,154	118,040
		305,727
Japan — 13.0%
Cosmos Pharmaceutical Corp.	500	113,385
Daifuku Co. Ltd.	2,600	113,167
Denka Co. Ltd.	4,000	25,433
DMG Mori Co. Ltd.	4,700	76,741
Hosiden Corp.	5,100	85,499
Investors Cloud Co. Ltd.	1,700	89,689
Itochu Techno-Solutions Corp.	3,000	111,611
Nippon Shokubai Co. Ltd.	1,200	85,578
Outsourcing, Inc.	2,200	144,686
Pigeon Corp.	2,800	108,373
Rohto Pharmaceutical Co. Ltd.	3,200	74,284
Sakata Seed Corp.	2,500	77,546
SHO-BOND Holdings Co. Ltd.	1,100	60,936
SMS Co. Ltd.	1,800	58,207
Tokyo Base Co. Ltd.(1)	1,500	79,683
Toyo Tire & Rubber Co. Ltd.	5,100	98,349
Ulvac, Inc.	1,200	66,039
		1,469,206
Netherlands — 1.7%
ASR Nederland NV	5,021	194,589
New Zealand — 1.8%
a2 Milk Co. Ltd.(1)	35,278	141,343
Fisher & Paykel Healthcare Corp. Ltd.	7,033	59,435
		200,778
Norway — 0.5%
Asetek A/S	4,013	56,124
Singapore — 1.0%
Venture Corp. Ltd.	9,400	109,532
South Africa — 0.6%
Dis-Chem Pharmacies Ltd.	31,623	71,712
Spain — 2.5%
Inmobiliaria Colonial SA	5,776	56,418
Masmovil Ibercom SA(1)	1,055	77,867
NH Hotel Group SA	13,181	85,832
Unicaja Banco SA(1)	37,272	59,013
		279,130
Sweden — 3.9%
Ambea AB(1)	5,599	61,833
Munters Group AB(1)	5,733	51,913
RaySearch Laboratories AB(1)	1,469	29,488
Saab AB, B Shares	2,559	116,747
SSAB AB, A Shares(1)	21,398	108,663
Vitrolife AB	853	71,605
		440,249

Switzerland — 3.9%
Georg Fischer AG	48	55,311
Idorsia Ltd.(1)	3,139	57,284
Logitech International SA	3,424	121,756
Straumann Holding AG	173	110,859
Temenos Group AG(1)	1,043	102,892
		448,102
Taiwan — 2.8%
Airtac International Group	9,402	130,691
Merry Electronics Co. Ltd.	13,000	102,091
Silergy Corp.	4,000	89,201
		321,983
United Kingdom — 5.1%
Bellway plc	2,766	114,562
Burford Capital Ltd.	3,916	58,588
CVS Group plc	6,332	110,782
NEX Group plc	11,469	98,327
Rentokil Initial plc	37,909	149,266
UDG Healthcare plc	4,890	52,926
		584,451
United States — 38.7%
2U, Inc.(1)	2,323	116,382
AAR Corp.	2,053	74,031
ABIOMED, Inc.(1)	557	83,996
Almost Family, Inc.(1)	1,155	56,248
American Homes 4 Rent, Class A	2,212	49,018
At Home Group, Inc.(1)	3,433	84,108
Burlington Stores, Inc.(1)	1,266	110,307
BWX Technologies, Inc.	1,547	84,652
Callidus Software, Inc.(1)	1,148	29,561
Callon Petroleum Co.(1)	7,296	75,587
Catalent, Inc.(1)	2,554	105,455
Copart, Inc.(1)	3,485	113,925
Essent Group Ltd.(1)	2,917	113,996
Euronet Worldwide, Inc.(1)	1,448	142,295
Evolent Health, Inc., Class A(1)	646	10,788
Fair Isaac Corp.	793	111,623
FCB Financial Holdings, Inc., Class A(1)	1,933	84,279
First Industrial Realty Trust, Inc.	3,605	111,683
Flexion Therapeutics, Inc.(1)	3,441	88,434
Hamilton Lane, Inc., Class A	3,651	85,579
HealthEquity, Inc.(1)	2,006	85,797
HEICO Corp.	1,343	115,189
Hostess Brands, Inc.(1)	880	11,739
Invacare Corp.	4,270	57,645
Kadant, Inc.	661	57,408
Kennametal, Inc.	2,751	96,285
Kinsale Capital Group, Inc.	2,844	107,645
LogMeIn, Inc.	745	85,228
Malibu Boats, Inc., Class A(1)	3,389	91,401
MarketAxess Holdings, Inc.	444	85,670
Masimo Corp.(1)	632	53,328
MGP Ingredients, Inc.	2,032	114,259

Mimecast Ltd.(1)	3,783	102,330
Monolithic Power Systems, Inc.	927	93,924
MRC Global, Inc.(1)	3,575	56,378
National Instruments Corp.	2,478	100,086
Nutrisystem, Inc.	2,423	131,569
Ollie's Bargain Outlet Holdings, Inc.(1)	1,972	82,528
Paycom Software, Inc.(1)	1,446	107,886
RenaissanceRe Holdings Ltd.	394	54,829
RH(1)	726	33,970
RSP Permian, Inc.(1)	1,828	57,363
SiteOne Landscape Supply, Inc.(1)	1,988	99,877
Square, Inc., Class A(1)	3,968	103,604
Summit Materials, Inc., Class A(1)	2,902	85,725
SVB Financial Group(1)	267	45,214
Trupanion, Inc.(1)	4,840	105,899
Vail Resorts, Inc.	261	59,495
Varex Imaging Corp.(1)	2,178	66,494
Vocera Communications, Inc.(1)	4,136	115,188
Western Alliance Bancorp(1)	1,778	85,753
XPO Logistics, Inc.(1)	1,653	101,164
		4,382,817
TOTAL COMMON STOCKS (Cost $9,368,033)		11,203,340
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp.,(collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $36,161),in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $35,398)		35,397
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,529	29,529
TOTAL TEMPORARY CASH INVESTMENTS (Cost $64,926)		64,926
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $9,432,959)		11,268,266
OTHER ASSETS AND LIABILITIES — 0.6%		67,431
TOTAL NET ASSETS — 100.0%		$11,335,697

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	22.4%
Industrials	19.5%
Consumer Discretionary	14.5%
Financials	13.0%
Health Care	12.9%
Consumer Staples	6.2%
Materials	4.3%
Real Estate	3.2%
Energy	2.1%
Telecommunication Services	0.7%
Cash and Equivalents*	1.2%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	92,201	266,850	—
United States	4,382,817	—	—
Other Countries	—	6,461,472	—
Temporary Cash Investments	29,529	35,397	—
	4,504,547	6,763,719	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,447,152
Gross tax appreciation of investments	$1,927,465
Gross tax depreciation of investments	(106,351)
Net tax appreciation (depreciation) of investments	$1,821,114

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Discovery Fund
August 31, 2017

International Discovery - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Australia — 5.0%
ALS Ltd.	655,240	4,151,437
Aristocrat Leisure Ltd.	310,220	5,220,720
Challenger Ltd.	339,520	3,384,563
Treasury Wine Estates Ltd.	1,174,270	13,516,874
		26,273,594
Austria — 0.6%
Wienerberger AG	146,075	3,152,718
Belgium — 1.8%
Galapagos NV(1)	64,360	5,920,227
Umicore SA	50,220	3,751,473
		9,671,700
Canada — 6.0%
CCL Industries, Inc., Class B	110,380	5,120,571
Dollarama, Inc.	62,630	6,172,472
Franco-Nevada Corp.	15,800	1,292,756
Lundin Mining Corp.	502,860	3,801,400
Premium Brands Holdings Corp.	50,000	3,948,348
Sleep Country Canada Holdings, Inc.	138,350	3,771,318
Teck Resources Ltd., Class B	169,720	4,231,120
Trican Well Service Ltd.(1)	1,045,580	3,098,015
		31,436,000
China — 9.9%
58.com, Inc. ADR(1)	20,640	1,292,683
Beijing Enterprises Water Group Ltd.(1)	5,872,000	4,989,784
Brilliance China Automotive Holdings Ltd.	4,046,000	10,469,476
China Gas Holdings Ltd.	1,548,000	3,908,696
China Lodging Group Ltd. ADR(1)	50,430	5,724,309
China Resources Beer Holdings Co. Ltd.	1,320,000	3,312,756
Haier Electronics Group Co. Ltd.(1)	2,141,000	5,690,547
Momo, Inc. ADR(1)	140,710	5,421,556
Shenzhou International Group Holdings Ltd.	376,000	3,012,517
Sunny Optical Technology Group Co. Ltd.	440,000	6,308,405
Weibo Corp. ADR(1)	46,260	4,676,886
		54,807,615
Denmark — 4.5%
DSV A/S	240,780	17,073,726
Genmab A/S(1)	28,400	6,627,962
		23,701,688
Finland — 2.3%
Cargotec Oyj, B Shares	75,040	4,520,170
Konecranes Oyj	84,735	3,739,356
Nokian Renkaat Oyj	91,560	3,870,507
		12,130,033
France — 6.8%
Amundi SA	41,520	3,196,477
Arkema SA	40,980	4,453,065
BioMerieux	18,790	4,600,096

Eiffage SA	71,090	7,345,809
SEB SA	40,380	7,335,543
Teleperformance	64,100	8,821,192
		35,752,182
Germany — 3.1%
AURELIUS Equity Opportunities SE & Co. KGaA	42,782	2,537,835
Drillisch AG	39,550	2,725,596
KION Group AG	86,571	7,896,342
Salzgitter AG	61,950	2,784,003
		15,943,776
Hong Kong — 2.0%
ASM Pacific Technology Ltd.	273,600	3,384,274
Samsonite International SA	942,000	3,863,936
		7,248,210
India — 4.0%
Dalmia Bharat Ltd.(1)	90,660	3,847,781
Indiabulls Housing Finance Ltd.	199,630	3,795,784
Vakrangee Ltd.	1,073,700	8,599,510
Yes Bank Ltd.	178,250	4,888,151
		21,131,226
Indonesia — 1.2%
United Tractors Tbk PT	2,807,600	6,376,126
Ireland — 0.3%
Glanbia plc	80,410	1,503,826
Italy — 3.9%
CNH Industrial NV	493,070	5,593,877
Davide Campari-Milano SpA	175,030	1,266,857
Ferrari NV	64,870	7,421,278
FinecoBank Banca Fineco SpA	359,600	3,088,641
Industria Macchine Automatiche SpA	31,750	3,072,880
		20,443,533
Japan — 15.2%
Alps Electric Co. Ltd.	98,400	2,703,125
Coca-Cola Bottlers Japan, Inc.	114,600	3,929,977
CyberAgent, Inc.	38,400	1,255,724
Daifuku Co. Ltd.	134,900	5,871,620
Disco Corp.	22,400	4,016,046
Don Quijote Holdings Co. Ltd.	84,900	3,224,246
GMO Payment Gateway, Inc.	22,500	1,436,758
Hitachi Construction Machinery Co. Ltd.	170,000	4,801,474
LIXIL Group Corp.	164,800	4,323,311
MISUMI Group, Inc.	190,200	4,880,649
Nippon Shinyaku Co. Ltd.	82,400	5,733,934
Nitori Holdings Co. Ltd.	32,100	4,958,002
Omron Corp.	81,500	4,092,236
Persol Holdings Co. Ltd.	210,300	4,273,527
Sanwa Holdings Corp.	237,500	2,648,611
Seria Co. Ltd.	105,000	5,749,761
Start Today Co. Ltd.	129,300	4,022,431
Sumco Corp.	169,000	2,484,232
THK Co. Ltd.	185,400	6,189,275

Topcon Corp.	165,300	2,918,518
		79,513,457
New Zealand — 0.5%
a2 Milk Co. Ltd.(1)	646,710	2,591,074
Russia — 2.5%
X5 Retail Group NV GDR(1)	186,310	7,601,448
Yandex NV, A Shares(1)	176,870	5,307,869
		12,909,317
South Africa — 0.5%
Capitec Bank Holdings Ltd.	38,910	2,693,453
South Korea — 2.8%
Hugel, Inc.(1)	4,940	2,540,972
Medy-Tox, Inc.	9,566	4,827,963
Samsung SDI Co. Ltd.	42,210	7,355,680
		14,724,615
Spain — 0.5%
Bankia SA	516,820	2,515,752
Sweden — 2.2%
Husqvarna AB, B Shares	342,160	3,451,421
Lundin Petroleum AB(1)	112,720	2,418,747
SSAB AB, A Shares(1)	1,067,040	5,418,628
		11,288,796
Switzerland — 7.8%
ams AG(1)	19,780	1,424,275
Landis+Gyr Group AG(1)	14,334	1,105,375
Logitech International SA	224,460	7,981,736
Lonza Group AG(1)	61,370	15,538,491
Partners Group Holding AG	10,060	6,525,179
Sika AG	1,120	7,942,020
		40,517,076
Taiwan — 3.1%
Airtac International Group	568,309	7,899,719
Gourmet Master Co. Ltd.	225,800	2,678,564
Macronix International(1)	3,883,845	5,418,002
		15,996,285
Turkey — 0.8%
Turk Hava Yollari AO(1)	1,481,680	4,187,282
United Kingdom — 11.5%
Ashtead Group plc	233,080	5,012,214
ASOS plc(1)	56,040	4,106,612
B&M European Value Retail SA	1,313,340	6,324,398
DCC plc	66,400	6,048,970
Intermediate Capital Group plc	302,250	3,470,656
Just Eat plc(1)	627,820	5,406,817
London Stock Exchange Group plc	150,460	7,685,117
Melrose Industries plc	2,789,800	7,936,483
NEX Group plc	304,170	2,607,728
Rentokil Initial plc	686,040	2,701,277
RPC Group plc	373,080	4,472,126

Segro plc	590,670	4,109,221
		59,881,619
TOTAL COMMON STOCKS (Cost $408,270,545)		516,390,953
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $4,614,799), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $4,517,446)		4,517,331
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,843,812), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $3,766,036)		3,766,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,445	2,445
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,285,776)		8,285,776
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $416,556,321)		524,676,729
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,111,077)
TOTAL NET ASSETS — 100.0%		$522,565,652

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.6%
Consumer Discretionary	18.7%
Information Technology	15.7%
Materials	9.4%
Financials	8.9%
Health Care	8.8%
Consumer Staples	7.3%
Energy	2.3%
Utilities	1.8%
Real Estate	0.8%
Telecommunication Services	0.5%
Cash and Equivalents*	1.2%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	5,523,876	25,912,124	—
China	17,115,434	37,692,181	—
Russia	5,307,869	7,601,448	—
Other Countries	—	417,238,021	—
Temporary Cash Investments	2,445	8,283,331	—
	27,949,624	496,727,105	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$416,561,638
Gross tax appreciation of investments	$109,451,101
Gross tax depreciation of investments	(1,336,010)
Net tax appreciation (depreciation) of investments	$108,115,091

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2017

International Growth - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 3.0%
CSL Ltd.	207,640	21,213,946
Treasury Wine Estates Ltd.	2,087,840	24,032,863
		45,246,809
Austria — 1.5%
Erste Group Bank AG	561,692	23,734,322
Belgium — 1.4%
KBC Group NV	266,160	21,872,180
Brazil — 0.9%
Itau Unibanco Holding SA Preference Shares	632,300	8,090,933
Localiza Rent a Car SA	264,700	4,973,032
		13,063,965
Canada — 0.7%
Dollarama, Inc.	102,490	10,100,856
China — 4.4%
Alibaba Group Holding Ltd. ADR(1)	198,080	34,018,259
TAL Education Group ADR	214,710	6,533,625
Tencent Holdings Ltd.	623,700	26,220,784
		66,772,668
Denmark — 3.4%
AP Moller - Maersk A/S, B Shares	7,050	14,534,802
Chr Hansen Holding A/S	174,890	15,046,920
DSV A/S	327,820	23,245,738
		52,827,460
France — 9.9%
Accor SA	310,720	14,388,987
ArcelorMittal(1)	254,230	6,791,427
Arkema SA	140,920	15,312,979
BNP Paribas SA	300,350	22,851,140
Danone SA	77,270	6,084,882
Essilor International SA	59,535	7,516,133
Kering	76,910	28,868,099
L'Oreal SA	80,060	16,902,782
Publicis Groupe SA	123,975	8,368,133
TOTAL SA	284,440	14,710,989
Valeo SA	142,436	9,526,051
		151,321,602
Germany — 7.9%
adidas AG	145,440	32,645,386
Deutsche Boerse AG	86,023	9,195,047
Fresenius Medical Care AG & Co. KGaA	148,200	13,849,346
HeidelbergCement AG	138,220	13,270,481
Infineon Technologies AG	318,630	7,347,299
SAP SE	222,150	23,298,805
Zalando SE(1)	454,770	21,538,853
		121,145,217
Hong Kong — 2.9%
AIA Group Ltd.	4,485,000	34,415,136

Melco Resorts & Entertainment Ltd. ADR	434,420	9,535,519
		43,950,655
India — 1.2%
HDFC Bank Ltd.	406,700	11,310,397
Tata Motors Ltd.(1)	1,114,860	6,566,951
		17,877,348
Indonesia — 1.0%
Bank Mandiri Persero Tbk PT	15,431,300	15,151,404
Ireland — 2.7%
CRH plc	694,770	24,262,668
Ryanair Holdings plc ADR(1)	151,181	17,189,280
		41,451,948
Italy — 1.1%
UniCredit SpA(1)	859,660	17,489,613
Japan — 14.7%
CyberAgent, Inc.	262,300	8,577,509
Daikin Industries Ltd.	157,100	15,712,144
Daito Trust Construction Co. Ltd.	54,200	9,606,468
FANUC Corp.	57,400	11,142,184
Keyence Corp.	39,600	20,625,788
Komatsu Ltd.	778,600	21,070,041
MonotaRO Co. Ltd.	389,600	11,925,265
Nintendo Co. Ltd.	43,100	14,364,706
Nitori Holdings Co. Ltd.	106,500	16,449,447
Pola Orbis Holdings, Inc.	410,300	13,193,346
Rakuten, Inc.	1,300,900	15,448,446
Recruit Holdings Co. Ltd.	544,700	10,855,849
Rohm Co. Ltd.	124,800	9,717,451
Ryohin Keikaku Co. Ltd.	42,100	11,680,084
Start Today Co. Ltd.	740,900	23,048,874
Sysmex Corp.	177,400	10,940,756
		224,358,358
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV	1,529,830	10,438,875
Netherlands — 4.7%
ASML Holding NV	152,370	23,671,261
Heineken NV	133,190	13,973,551
Unilever NV CVA	583,180	34,719,294
		72,364,106
Norway — 0.7%
DNB ASA	556,230	10,862,257
Portugal — 0.6%
Jeronimo Martins SGPS SA	469,071	9,358,883
Russia — 0.9%
Yandex NV, A Shares(1)	462,140	13,868,821
Spain — 3.2%
Amadeus IT Group SA, A Shares	261,050	16,181,646
CaixaBank SA	1,536,210	7,933,257
Industria de Diseno Textil SA	645,070	24,508,295
		48,623,198
Sweden — 3.1%
Hexagon AB, B Shares	333,460	16,362,968
Lundin Petroleum AB(1)	660,570	14,174,519

Sandvik AB	1,022,820	16,901,648
		47,439,135
Switzerland — 6.1%
Cie Financiere Richemont SA	196,360	17,558,653
Julius Baer Group Ltd.	341,960	19,113,672
Lonza Group AG	106,120	26,868,904
Roche Holding AG	115,534	29,336,805
		92,878,034
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,816,000	13,027,734
United Kingdom — 22.1%
Ashtead Group plc	651,935	14,019,382
ASOS plc(1)	178,466	13,077,991
Associated British Foods plc	395,453	16,987,397
Aviva plc	2,755,055	18,614,394
British American Tobacco plc	562,220	35,121,711
Bunzl plc	383,450	11,453,891
Carnival plc	233,390	16,221,576
Compass Group plc	664,959	14,204,869
Diageo plc	671,550	22,508,455
Ferguson plc	281,750	16,770,161
HSBC Holdings plc (Hong Kong)	1,772,800	17,216,599
Intertek Group plc	186,020	12,291,726
London Stock Exchange Group plc	497,430	25,407,469
Reckitt Benckiser Group plc	108,176	10,256,182
RELX plc	695,510	15,208,253
Rio Tinto plc	400,620	19,408,443
Royal Dutch Shell plc, A Shares	511,027	14,080,317
RPC Group plc	590,116	7,073,746
St. James's Place plc	911,951	13,596,689
Tullow Oil plc(1)	4,569,092	9,222,850
Weir Group plc (The)	672,680	15,613,681
		338,355,782
TOTAL COMMON STOCKS (Cost $1,171,542,091)		1,523,581,230
TEMPORARY CASH INVESTMENTS†
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $365,976), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $358,255)		358,246
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $307,505), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $298,003)		298,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	859	859
TOTAL TEMPORARY CASH INVESTMENTS (Cost $657,105)		657,105
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,172,199,196)		1,524,238,335
OTHER ASSETS AND LIABILITIES — 0.4%		5,672,587
TOTAL NET ASSETS — 100.0%		$1,529,910,922

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.2%
Financials	18.9%
Industrials	15.0%
Information Technology	14.2%
Consumer Staples	13.4%
Health Care	7.2%
Materials	6.7%
Energy	3.4%
Real Estate	0.6%
Cash and Equivalents*	0.4%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	40,551,884	26,220,784	—
Hong Kong	9,535,519	34,415,136	—
Ireland	17,189,280	24,262,668	—
Russia	13,868,821	—	—
Other Countries	—	1,357,537,138	—
Temporary Cash Investments	859	656,246	—
	81,146,363	1,443,091,972	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,175,829,465
Gross tax appreciation of investments	$352,137,589
Gross tax depreciation of investments	(3,728,719)
Net tax appreciation (depreciation) of investments	$348,408,870

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2017

International Opportunities - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 2.0%
ALS Ltd.	340,022	2,154,294
BlueScope Steel Ltd.	50,180	433,611
Northern Star Resources Ltd.	230,347	954,026
		3,541,931
Belgium — 0.8%
Galapagos NV(1)	15,025	1,382,091
Brazil — 2.3%
CVC Brasil Operadora e Agencia de Viagens SA	130,400	1,570,840
EcoRodovias Infraestrutura e Logistica SA	377,900	1,279,735
Magazine Luiza SA	6,700	1,208,952
		4,059,527
Canada — 9.9%
Alamos Gold, Inc., Class A	113,882	948,447
Arizona Mining, Inc.(1)	277,956	696,698
BRP, Inc.	61,796	2,053,681
CES Energy Solutions Corp.	290,532	1,237,742
Descartes Systems Group, Inc. (The)(1)	67,360	1,891,204
Enerflex Ltd.	14,333	179,629
FirstService Corp.	24,201	1,685,882
Hudbay Minerals, Inc.	108,509	946,277
Interfor Corp.(1)	82,973	1,166,107
New Flyer Industries, Inc.	48,804	2,006,484
Parex Resources, Inc.(1)	82,510	850,373
Premium Brands Holdings Corp.	24,898	1,966,120
Shopify, Inc., Class A(1)	14,327	1,589,151
		17,217,795
China — 4.0%
Baozun, Inc. ADR(1)	51,483	1,399,823
China Resources Cement Holdings Ltd.	1,904,000	1,046,187
Kingboard Laminates Holdings Ltd.	891,500	1,512,842
Lonking Holdings Ltd.	5,081,000	2,019,220
Q Technology Group Co. Ltd.	461,000	1,074,483
		7,052,555
Denmark — 1.1%
Ambu A/S, B Shares	13,606	978,088
Topdanmark A/S(1)	22,632	883,928
		1,862,016
France — 8.7%
Alten Ltd.	20,972	1,785,078
Elior Group SA	55,197	1,465,318
Maisons du Monde SA	41,685	1,721,951
Nexans SA	7,617	425,183
Rubis SCA	44,834	2,914,681
SOITEC(1)	13,559	761,063
Tarkett SA	19,999	828,036
Teleperformance	21,791	2,998,792

Worldline SA(1)	42,729	1,719,297
X-Fab Silicon Foundries SE(1)	67,889	598,057
		15,217,456
Germany — 5.9%
AURELIUS Equity Opportunities SE & Co. KGaA	18,462	1,095,169
Carl Zeiss Meditec AG	25,846	1,289,195
CTS Eventim AG & Co. KGaA	25,950	1,143,320
Duerr AG	17,481	2,036,077
Jungheinrich AG Preference Shares	29,585	1,254,694
MorphoSys AG(1)	20,353	1,446,001
Rheinmetall AG	8,188	836,913
Sartorius AG Preference Shares	11,845	1,176,578
		10,277,947
Hong Kong — 1.4%
Luk Fook Holdings International Ltd.	187,000	641,593
Melco International Development Ltd.	742,000	1,740,807
		2,382,400
India — 3.2%
Indiabulls Housing Finance Ltd., ADR	118,025	2,244,139
Vakrangee Ltd.	412,943	3,307,355
		5,551,494
Indonesia — 1.1%
PT Bank Tabungan Negara Persero Tbk	8,640,600	1,949,348
Italy — 5.1%
Amplifon SpA	90,970	1,315,788
Buzzi Unicem SpA	37,584	919,894
Davide Campari-Milano SpA	238,948	1,729,491
FinecoBank Banca Fineco SpA	307,527	2,641,381
Moncler SpA	74,798	2,125,464
Salvatore Ferragamo SpA	2,990	85,925
		8,817,943
Japan — 21.1%
Anritsu Corp.	114,500	911,334
ASKUL Corp.	11,700	352,804
Cosmos Pharmaceutical Corp.	8,100	1,836,840
Daifuku Co. Ltd.	48,900	2,128,408
Denka Co. Ltd.	66,000	419,648
DMG Mori Co. Ltd.	73,000	1,191,932
Evolable Asia Corp.(1)	29,300	678,829
GMO Payment Gateway, Inc.	21,000	1,340,974
Hitachi Maxell Ltd.	75,600	1,806,533
Hosiden Corp.	78,900	1,322,715
Investors Cloud Co. Ltd.	28,300	1,493,064
Itochu Techno-Solutions Corp.	48,500	1,804,384
Nachi-Fujikoshi Corp.	152,000	806,076
Nihon M&A Center, Inc.	35,800	1,657,543
Nippon Shinyaku Co. Ltd.	19,000	1,322,145
Nippon Shokubai Co. Ltd.	18,600	1,326,457
Outsourcing, Inc.	36,500	2,400,464
Pigeon Corp.	56,500	2,186,815
Rohto Pharmaceutical Co. Ltd.	50,600	1,174,614
Sakata Seed Corp.	40,300	1,250,039
SHO-BOND Holdings Co. Ltd.	23,300	1,290,735

SMS Co. Ltd.	27,500	889,275
Tokyo Base Co. Ltd.(1)	22,900	1,216,501
Topcon Corp.	86,700	1,530,765
Toyo Tire & Rubber Co. Ltd.	79,200	1,527,303
Ulvac, Inc.	18,100	996,089
Vector, Inc.	31,400	436,718
Zenkoku Hosho Co. Ltd.	37,400	1,518,998
		36,818,002
Malaysia — 0.4%
My EG Services Bhd	1,499,100	746,518
Netherlands — 1.8%
ASR Nederland NV	80,429	3,117,036
New Zealand — 2.7%
a2 Milk Co. Ltd.(1)	680,981	2,728,383
Fisher & Paykel Healthcare Corp. Ltd.	227,961	1,926,466
		4,654,849
Norway — 0.5%
Aker BP ASA	51,005	933,586
Singapore — 1.0%
Venture Corp. Ltd.	145,900	1,700,077
South Africa — 0.9%
Dis-Chem Pharmacies Ltd.	718,990	1,630,457
South Korea — 2.4%
ING Life Insurance Korea Ltd.	33,167	1,295,678
Loen Entertainment, Inc.	11,117	791,677
Medy-Tox, Inc.	1,896	956,911
SK Materials Co. Ltd.	6,719	1,088,054
		4,132,320
Spain — 3.4%
Inmobiliaria Colonial SA	88,394	863,402
Masmovil Ibercom SA(1)	17,171	1,267,356
NH Hotel Group SA	391,673	2,550,483
Unicaja Banco SA(1)	822,700	1,302,580
		5,983,821
Sweden — 3.6%
Munters Group AB(1)	96,555	874,320
Saab AB, B Shares	54,519	2,487,259
Scandic Hotels Group AB	62,317	858,788
SSAB AB, A Shares(1)	394,312	2,002,390
		6,222,757
Switzerland — 5.0%
Georg Fischer AG	741	853,856
Idorsia Ltd.(1)	48,361	882,546
Logitech International SA	63,453	2,256,371
Straumann Holding AG	4,420	2,832,358
Temenos Group AG	18,891	1,863,589
		8,688,720
Taiwan — 3.5%
Advanced Ceramic X Corp.	66,000	940,389
Airtac International Group	133,345	1,853,548
Merry Electronics Co. Ltd.	220,000	1,727,691
Silergy Corp.	68,000	1,516,419
		6,038,047

United Kingdom — 7.8%
Ashmore Group plc	257,610	1,227,531
ASOS plc(1)	11,259	825,060
Bellway plc	74,874	3,101,132
Burford Capital Ltd.	61,280	916,821
Just Eat plc(1)	103,761	893,595
NEX Group plc	184,076	1,578,131
Rentokil Initial plc	1,057,443	4,163,673
UDG Healthcare plc	73,705	797,728
		13,503,671
TOTAL COMMON STOCKS (Cost $129,556,663)		173,482,364
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $562,035), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $550,179)		550,165
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $471,861), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $458,004)		458,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	958	958
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,009,123)		1,009,123
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $130,565,786)		174,491,487
OTHER ASSETS AND LIABILITIES — (0.2)%		(296,799)
TOTAL NET ASSETS — 100.0%		$174,194,688

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.1%
Industrials	20.5%
Consumer Discretionary	15.7%
Financials	11.2%
Health Care	10.2%
Consumer Staples	7.5%
Materials	6.8%
Real Estate	2.4%
Energy	1.8%
Utilities	1.7%
Telecommunication Services	0.7%
Cash and Equivalents*	0.4%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,988,974	170,493,390	—
Temporary Cash Investments	958	1,008,165	—
	2,989,932	171,501,555	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$131,157,840
Gross tax appreciation of investments	$43,965,953
Gross tax depreciation of investments	(632,306)
Net tax appreciation (depreciation) of investments	$43,333,647

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2017

International Value - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Australia — 7.7%
Australia & New Zealand Banking Group Ltd.	59,000	1,378,920
Bendigo and Adelaide Bank Ltd.	28,633	272,004
Coca-Cola Amatil Ltd.	18,131	116,027
Commonwealth Bank of Australia	6,638	399,987
Dexus	16,465	125,522
Downer EDI Ltd.	99,345	562,297
Fortescue Metals Group Ltd.	137,625	657,524
Qantas Airways Ltd.	152,754	694,590
Scentre Group	65,721	201,665
St. Barbara Ltd.(1)	30,481	68,331
Telstra Corp. Ltd.	77,275	225,447
Westpac Banking Corp.	36,351	903,616
Woodside Petroleum Ltd.	7,977	182,820
		5,788,750
Austria — 1.1%
OMV AG	13,937	801,194
Belgium — 1.2%
KBC Group NV	11,449	940,842
China — 1.1%
China CITIC Bank Corp. Ltd., H Shares	72,000	47,566
China Construction Bank Corp., H Shares	477,000	418,135
Country Garden Holdings Co.	129,000	171,434
Industrial & Commercial Bank of China Ltd., H Shares	233,000	174,473
		811,608
Denmark — 1.0%
TDC A/S	15,664	93,322
Vestas Wind Systems A/S	7,172	653,216
		746,538
Finland — 0.8%
UPM-Kymmene Oyj	17,192	447,392
Valmet Oyj	9,296	176,288
		623,680
France — 9.7%
BNP Paribas SA	21,090	1,604,563
CNP Assurances	30,833	715,751
Engie SA	24,663	411,628
Faurecia	2,635	153,250
Metropole Television SA	5,170	113,676
Orange SA	24,260	412,267
Peugeot SA	32,903	694,669
Sanofi	5,043	490,241
SCOR SE	2,368	99,228
Societe Generale SA	21,288	1,191,849
TOTAL SA	11,408	590,012
Valeo SA	3,884	259,760

Veolia Environnement SA	24,370	571,813
		7,308,707
Germany — 10.8%
Allianz SE	8,196	1,753,809
BASF SE	2,147	207,974
CECONOMY AG	3,715	40,696
Covestro AG	2,638	207,298
Daimler AG	727	52,992
Deutsche Lufthansa AG	32,493	815,015
Deutsche Telekom AG	14,812	267,316
Deutsche Wohnen SE	12,709	539,818
E.ON SE	40,593	458,836
Grand City Properties SA	3,575	77,882
Hamburger Hafen und Logistik AG	1,357	43,213
Hannover Rueck SE	3,440	416,886
HUGO BOSS AG	660	55,871
METRO AG(1)	3,715	72,618
Muenchener Rueckversicherungs-Gesellschaft AG	2,258	466,106
Nordex SE(1)	3,884	53,959
ProSiebenSat.1 Media SE	14,310	480,056
Rheinmetall AG	1,557	159,144
RTL Group SA	3,348	254,084
Schaeffler AG Preference Shares	19,049	268,495
Siemens AG	6,626	866,094
Telefonica Deutschland Holding AG	17,743	96,021
Uniper SE	14,659	364,984
Vonovia SE	1,917	81,026
		8,100,193
Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	113,500	577,960
CK Hutchison Holdings Ltd.	17,500	228,988
HKT Trust & HKT Ltd.	157,000	202,626
I-CABLE Communications Ltd.(1)	16,068	598
Kerry Properties Ltd.	51,000	202,025
Link REIT	14,500	119,695
New World Development Co. Ltd.	87,000	118,953
PCCW Ltd.	424,000	236,225
Wheelock & Co. Ltd.	36,000	269,342
		1,956,412
India — 0.3%
Tata Power Co. Ltd. (The)	115,642	143,363
Yes Bank Ltd.	2,781	76,263
		219,626
Italy — 0.8%
Assicurazioni Generali SpA	4,100	73,408
Enel SpA	36,450	220,648
Fiat Chrysler Automobiles NV(1)	18,844	283,775
		577,831
Japan — 19.9%
Bridgestone Corp.	19,600	841,337
Brother Industries Ltd.	17,900	424,318
Canon, Inc.	9,800	343,559
Dai-ichi Life Holdings, Inc.	6,800	109,483

Daiwa House Industry Co. Ltd.	5,100	178,466
Daiwa Securities Group, Inc.	56,000	306,552
Fuji Machine Manufacturing Co. Ltd.	8,900	156,895
Hitachi Chemical Co. Ltd.	10,600	286,948
Hitachi Construction Machinery Co. Ltd.	7,200	203,357
Honda Motor Co. Ltd.	11,200	313,887
Japan Tobacco, Inc.	5,200	178,040
KDDI Corp.	11,300	304,972
Leopalace21 Corp.	51,600	378,311
Maeda Corp.	6,000	73,298
Mebuki Financial Group, Inc.	43,400	153,964
Miraca Holdings, Inc.	10,800	490,708
Mitsubishi Chemical Holdings Corp.	70,800	658,829
Mitsubishi UFJ Financial Group, Inc.	160,100	981,702
Mizuho Financial Group, Inc.	284,400	489,199
MS&AD Insurance Group Holdings, Inc.	6,400	211,267
Nichias Corp.	9,000	105,444
Nippon Telegraph & Telephone Corp.	16,700	830,633
NTT DOCOMO, Inc.	28,200	655,012
ORIX Corp.	25,300	404,924
SBI Holdings, Inc.	13,200	183,468
Sega Sammy Holdings, Inc.	20,800	298,940
Sompo Holdings, Inc.	3,400	127,885
Sony Corp.	1,700	67,066
Subaru Corp.	23,200	813,746
Sumitomo Corp.	11,500	162,821
Sumitomo Mitsui Financial Group, Inc.	15,300	572,558
Suzuki Motor Corp.	12,100	608,219
Taisei Corp.	33,000	331,096
Tokyo Electron Ltd.	1,200	168,754
Tosoh Corp.	65,000	762,723
Toyota Boshoku Corp.	16,200	320,508
Toyota Motor Corp.	23,000	1,293,573
TS Tech Co. Ltd.	5,400	168,973
		14,961,435
Netherlands — 1.6%
ING Groep NV	66,804	1,184,950
Norway — 0.5%
Subsea 7 SA	20,106	289,489
Telenor ASA	3,927	79,522
		369,011
Portugal — 0.9%
EDP - Energias de Portugal SA	139,466	535,438
Galp Energia SGPS SA	7,113	117,786
		653,224
Russia — 0.1%
Alrosa PJSC	49,300	68,632
Singapore — 1.2%
Oversea-Chinese Banking Corp. Ltd.	76,700	631,837
United Overseas Bank Ltd.	11,400	202,030
Yangzijiang Shipbuilding Holdings Ltd.	65,300	71,996
		905,863

South Korea — 1.6%
GS Holdings Corp.	3,289	205,927
LG Uplus Corp.	17,264	211,284
Lotte Chemical Corp.	292	103,453
Samsung Electronics Co. Ltd.	115	236,201
SK Innovation Co. Ltd.	2,709	452,861
		1,209,726
Spain — 4.8%
Banco Bilbao Vizcaya Argentaria SA	14,989	132,436
Banco Santander SA	175,926	1,143,285
Distribuidora Internacional de Alimentacion SA	33,424	211,522
Endesa SA	30,607	738,378
Mapfre SA	98,523	348,693
Repsol SA	36,154	621,061
Telefonica SA	41,984	452,768
		3,648,143
Sweden — 3.9%
Electrolux ABSeries B	19,099	694,422
Fabege AB	17,825	357,588
Industrivarden AB, C Shares	10,308	244,151
Investor AB, B Shares	2,808	131,322
Kinnevik AB, B Shares	9,988	300,554
L E Lundbergforetagen AB, B Shares	3,363	260,507
NCC AB, B Shares	16,756	437,154
Peab AB	16,462	189,052
Sandvik AB	14,118	233,294
Tele2 AB, B Shares	4,212	49,034
		2,897,078
Switzerland — 9.2%
dormakaba Holding AG	107	96,461
Julius Baer Group Ltd.	10,117	565,484
Nestle SA	5,009	424,925
Novartis AG	17,235	1,453,998
Roche Holding AG	2,864	727,237
Swiss Life Holding AG	625	223,682
Swiss Re AG	9,992	904,954
Swisscom AG	1,664	839,158
UBS Group AG	28,425	468,341
Zurich Insurance Group AG	4,035	1,207,197
		6,911,437
Taiwan — 1.1%
Catcher Technology Co. Ltd.	22,000	279,930
Lite-On Technology Corp.	50,000	73,975
Quanta Computer, Inc.	123,000	279,999
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,700	210,729
		844,633
United Kingdom — 16.9%
3i Group plc	67,543	846,760
AA plc	23,799	49,239
Anglo American plc	15,543	281,884
AstraZeneca plc	5,028	295,243
BHP Billiton plc	5,678	108,408
BP plc	100,272	577,189

Capita plc	10,320	86,541
Centamin plc	29,946	58,666
Centrica plc	246,263	636,567
Evraz plc	38,514	166,938
Firstgroup plc(1)	36,674	55,675
G4S plc	109,290	400,651
GlaxoSmithKline plc	89,795	1,780,608
HSBC Holdings plc (London)	281,948	2,736,227
Imperial Brands plc	8,961	370,857
Investec plc	18,601	141,912
Legal & General Group plc	36,347	122,295
Lloyds Banking Group plc	270,023	222,838
Marks & Spencer Group plc	40,370	166,839
Rio Tinto plc	25,490	1,234,889
Royal Dutch Shell plc, B Shares	71,792	2,005,685
Royal Mail plc	59,002	300,757
Standard Life Aberdeen PLC	10,298	57,207
		12,703,875
TOTAL COMMON STOCKS (Cost $70,525,170)		74,233,388
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Japan ETF	1,600	87,536
iShares MSCI EAFE Value ETF	1,100	58,311
TOTAL EXCHANGE-TRADED FUNDS (Cost $143,675)		145,847
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $420,408), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $411,540)		411,529
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $349,919), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $343,003)		343,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $754,529)		754,529
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $71,423,374)		75,133,764
OTHER ASSETS AND LIABILITIES†		(20,198)
TOTAL NET ASSETS — 100.0%		$75,113,566

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	36.0%
Consumer Discretionary	11.0%
Industrials	9.4%
Energy	7.9%
Materials	7.1%
Health Care	7.1%
Telecommunication Services	6.6%
Utilities	5.4%
Real Estate	3.7%
Information Technology	2.7%
Consumer Staples	1.9%
Exchange-Traded Funds	0.2%
Cash and Equivalents*	1.0%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	210,729	74,022,659	—
Exchange-Traded Funds	145,847	—	—
Temporary Cash Investments	—	754,529	—
	356,576	74,777,188	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$71,481,991
Gross tax appreciation of investments	$7,134,567
Gross tax depreciation of investments	(3,482,794)
Net tax appreciation (depreciation) of investments	$3,651,773

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
August 31, 2017

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 101.3%
Argentina — 0.6%
Banco Macro SA ADR	26,779	2,779,928
Brazil — 7.0%
Banco do Brasil SA	246,800	2,392,067
Gerdau SA Preference Shares	810,800	3,052,236
Itau Unibanco Holding SA ADR	442,883	5,655,616
Klabin SA	486,100	2,635,998
Kroton Educacional SA	1,076,100	6,132,831
Localiza Rent a Car SA	80,900	1,519,903
Multiplan Empreendimentos Imobiliarios SA	174,418	4,018,787
Petroleo Brasileiro SA ADR(1)	349,207	3,135,879
Vale SA ADR	553,129	6,123,138
		34,666,455
China — 36.4%
AAC Technologies Holdings, Inc.	432,000	7,877,379
Alibaba Group Holding Ltd. ADR(1)	135,478	23,266,992
Anhui Conch Cement Co. Ltd., H Shares	1,100,500	4,106,265
Beijing Enterprises Water Group Ltd.	6,182,000	5,253,209
Brilliance China Automotive Holdings Ltd.	3,410,000	8,823,755
China Gas Holdings Ltd.	2,090,000	5,277,245
China Lodging Group Ltd. ADR(1)	69,511	7,890,194
China Railway Construction Corp. Ltd., H Shares	3,063,500	4,016,421
Ctrip.com International Ltd. ADR(1)	110,345	5,677,250
Geely Automobile Holdings Ltd.	2,760,000	6,785,599
Haier Electronics Group Co. Ltd.	1,727,000	4,590,180
Industrial & Commercial Bank of China Ltd., H Shares	11,226,095	8,406,212
Maanshan Iron & Steel Co. Ltd., H Shares(1)	5,590,000	2,950,094
Momo, Inc. ADR(1)	83,271	3,208,432
New Oriental Education & Technology Group, Inc. ADR	63,591	5,198,564
Nine Dragons Paper Holdings Ltd.	4,229,000	7,057,565
Ping An Insurance Group Co. of China Ltd., H Shares	1,062,500	8,438,089
Shenzhou International Group Holdings Ltd.	588,000	4,711,063
Sunny Optical Technology Group Co. Ltd.	602,000	8,631,045
TAL Education Group ADR	308,692	9,393,497
Tencent Holdings Ltd.	709,300	29,819,468
Weibo Corp. ADR(1)	44,883	4,537,671
Weichai Power Co. Ltd., H Shares	2,678,000	2,758,161
		178,674,350
Czech — 0.5%
Moneta Money Bank AS	703,540	2,467,002
Egypt — 0.7%
Commercial International Bank Egypt S.A.E.	291,977	1,390,712
Commercial International Bank Egypt S.A.E. GDR	466,730	2,132,956
		3,523,668
Hungary — 1.8%
OTP Bank plc	151,423	6,158,579

Richter Gedeon Nyrt	103,490	2,693,085
		8,851,664
India — 6.8%
Bharat Financial Inclusion Ltd.(1)	210,927	2,901,447
Godrej Consumer Products Ltd.	298,887	4,344,939
Havells India Ltd.	450,172	3,438,986
HDFC Bank Ltd.	308,592	8,581,997
Larsen & Toubro Ltd.	168,706	2,998,778
Motherson Sumi Systems Ltd.	1,213,841	5,850,248
Vakrangee Ltd.	646,823	5,180,554
		33,296,949
Indonesia — 4.7%
Astra International Tbk PT	5,844,800	3,449,842
Bank Rakyat Indonesia Persero Tbk PT	4,643,300	5,263,822
Indofood Sukses Makmur Tbk PT	6,757,400	4,241,735
Telekomunikasi Indonesia Persero Tbk PT	13,219,700	4,647,009
United Tractors Tbk PT	2,426,000	5,509,504
		23,111,912
Malaysia — 0.8%
My EG Services Bhd	7,689,100	3,829,001
Mexico — 2.0%
Alsea SAB de CV	823,781	2,994,855
Cemex SAB de CV ADR(1)	298,401	2,778,114
Mexichem SAB de CV	1,485,845	3,955,771
		9,728,740
Peru — 0.6%
Credicorp Ltd.	14,034	2,846,657
Philippines — 1.0%
Ayala Land, Inc.	6,141,000	5,040,492
Poland — 0.7%
KRUK SA	37,348	3,569,591
Russia — 4.0%
Novatek PJSC GDR	20,897	2,208,813
Sberbank of Russia PJSC ADR	499,942	6,824,208
X5 Retail Group NV GDR(1)	132,189	5,393,311
Yandex NV, A Shares(1)	177,694	5,332,597
		19,758,929
South Africa — 4.6%
Capitec Bank Holdings Ltd.	68,013	4,708,039
Discovery Ltd.	400,935	4,641,554
Naspers Ltd., N Shares	50,529	11,423,409
Sappi Ltd.	289,362	1,944,095
		22,717,097
South Korea — 12.9%
CJ Logistics Corp.(1)	26,259	3,935,590
Hana Financial Group, Inc.	143,355	6,229,510
LG Innotek Co. Ltd.	25,457	4,165,321
Medy-Tox, Inc.	13,934	7,032,493
NAVER Corp.	3,827	2,562,420
Samsung Electronics Co. Ltd.	13,544	27,818,290
Seegene, Inc.(1)	101,642	2,839,414
SK Hynix, Inc.	143,494	8,729,770
		63,312,808

Taiwan — 10.3%
Airtac International Group	406,025	5,643,908
ASPEED Technology, Inc.	174,000	3,851,420
Hota Industrial Manufacturing Co. Ltd.	755,517	3,529,868
Land Mark Optoelectronics Corp.	199,000	2,627,705
Largan Precision Co. Ltd.	13,000	2,511,349
Powertech Technology, Inc.	775,000	2,352,298
President Chain Store Corp.	477,000	3,990,937
Taiwan Paiho Ltd.	1,314,000	5,507,836
Taiwan Semiconductor Manufacturing Co. Ltd.	2,873,774	20,616,060
		50,631,381
Thailand — 3.9%
Airports of Thailand PCL	3,482,000	5,715,073
CP ALL PCL	1,488,200	2,778,750
Kasikornbank PCL	366,900	2,331,453
Minor International PCL	4,096,200	4,903,598
Srisawad Corp. PCL	2,205,686	3,404,349
		19,133,223
Turkey — 2.0%
BIM Birlesik Magazalar AS	203,484	4,507,333
Tofas Turk Otomobil Fabrikasi AS	578,826	5,296,184
		9,803,517
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $351,400,794)		497,743,364
OTHER ASSETS AND LIABILITIES — (1.3)%		(6,299,693)
TOTAL NET ASSETS — 100.0%		$491,443,671

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	34.0%
Consumer Discretionary	20.9%
Financials	18.7%
Materials	6.9%
Industrials	6.1%
Consumer Staples	5.2%
Health Care	2.5%
Utilities	2.2%
Energy	2.1%
Real Estate	1.8%
Telecommunication Services	0.9%
Other Assets and Liabilities	(1.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	2,779,928	—	—
Brazil	14,914,633	19,751,822	—
China	59,172,600	119,501,750	—
Mexico	2,778,114	6,950,626	—
Peru	2,846,657	—	—
Russia	5,332,597	14,426,332	—
Other Countries	—	249,288,305	—
	87,824,529	409,918,835	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$352,149,486
Gross tax appreciation of investments	$147,623,606
Gross tax depreciation of investments	(2,029,728)
Net tax appreciation (depreciation) of investments	$145,593,878

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
August 31, 2017

NT International Growth - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 3.0%
CSL Ltd.	142,030	14,510,772
Treasury Wine Estates Ltd.	1,448,490	16,673,386
		31,184,158
Austria — 1.5%
Erste Group Bank AG	381,684	16,128,075
Belgium — 1.4%
KBC Group NV	184,180	15,135,325
Brazil — 0.8%
Itau Unibanco Holding SA Preference Shares	413,300	5,288,601
Localiza Rent a Car SA	181,100	3,402,403
		8,691,004
Canada — 0.7%
Dollarama, Inc.	72,180	7,113,668
China — 4.4%
Alibaba Group Holding Ltd. ADR(1)	134,660	23,126,509
TAL Education Group ADR	146,880	4,469,558
Tencent Holdings Ltd.	426,900	17,947,174
		45,543,241
Denmark — 3.6%
AP Moller - Maersk A/S, B Shares	5,080	10,473,305
Chr Hansen Holding A/S	124,090	10,676,267
DSV A/S	228,240	16,184,513
		37,334,085
France — 10.0%
Accor SA	215,380	9,973,932
ArcelorMittal(1)	172,610	4,611,054
Arkema SA	97,250	10,567,607
BNP Paribas SA	210,700	16,030,415
Danone SA	52,880	4,164,211
Essilor International SA	40,471	5,109,354
Kering	52,350	19,649,525
L'Oreal SA	55,570	11,732,296
Publicis Groupe SA	84,844	5,726,847
TOTAL SA	194,671	10,068,215
Valeo SA	96,461	6,451,265
		104,084,721
Germany — 8.0%
adidas AG	102,210	22,942,003
Deutsche Boerse AG	58,657	6,269,880
Fresenius Medical Care AG & Co. KGaA	101,620	9,496,427
HeidelbergCement AG	94,580	9,080,611
Infineon Technologies AG	215,790	4,975,908
SAP SE	152,830	16,028,613
Zalando SE(1)	315,540	14,944,631
		83,738,073
Hong Kong — 2.9%
AIA Group Ltd.	3,094,200	23,742,991

Melco Resorts & Entertainment Ltd. ADR	304,670	6,687,506
		30,430,497
India — 1.2%
HDFC Bank Ltd.	286,050	7,955,100
Tata Motors Ltd.(1)	762,850	4,493,477
		12,448,577
Indonesia — 1.0%
Bank Mandiri Persero Tbk PT	10,576,300	10,384,465
Ireland — 2.8%
CRH plc	484,080	16,904,979
Ryanair Holdings plc ADR(1)	105,094	11,949,188
		28,854,167
Italy — 1.1%
UniCredit SpA(1)	592,210	12,048,395
Japan — 14.8%
CyberAgent, Inc.	176,900	5,784,832
Daikin Industries Ltd.	111,400	11,141,520
Daito Trust Construction Co. Ltd.	35,900	6,362,955
FANUC Corp.	39,100	7,589,885
Keyence Corp.	27,600	14,375,549
Komatsu Ltd.	530,800	14,364,215
MonotaRO Co. Ltd.	264,200	8,086,897
Nintendo Co. Ltd.	29,200	9,732,005
Nitori Holdings Co. Ltd.	73,900	11,414,218
Pola Orbis Holdings, Inc.	278,900	8,968,131
Rakuten, Inc.	901,600	10,706,679
Recruit Holdings Co. Ltd.	372,800	7,429,889
Rohm Co. Ltd.	85,000	6,618,456
Ryohin Keikaku Co. Ltd.	28,900	8,017,920
Start Today Co. Ltd.	511,900	15,924,847
Sysmex Corp.	125,800	7,758,439
		154,276,437
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV	1,038,340	7,085,167
Netherlands — 5.2%
ASML Holding NV	105,260	16,352,542
Heineken NV	105,720	11,091,552
Unilever NV CVA	458,080	27,271,536
		54,715,630
Norway — 0.7%
DNB ASA	376,560	7,353,597
Portugal — 0.6%
Jeronimo Martins SGPS SA	321,030	6,405,176
Russia — 0.9%
Yandex NV, A Shares(1)	314,060	9,424,941
Spain — 3.2%
Amadeus IT Group SA, A Shares	184,610	11,443,377
CaixaBank SA	1,020,750	5,271,332
Industria de Diseno Textil SA	450,495	17,115,762
		33,830,471
Sweden — 3.2%
Hexagon AB, B Shares	232,380	11,402,946
Lundin Petroleum AB(1)	472,830	10,145,992

Sandvik AB	700,070	11,568,347
		33,117,285
Switzerland — 6.1%
Cie Financiere Richemont SA	134,590	12,035,135
Julius Baer Group Ltd.	238,080	13,307,355
Lonza Group AG	73,450	18,597,070
Roche Holding AG	79,064	20,076,212
		64,015,772
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,277,000	9,161,023
United Kingdom — 20.4%
Ashtead Group plc	451,573	9,710,745
ASOS plc(1)	122,421	8,971,013
Associated British Foods plc	272,430	11,702,722
Aviva plc	1,888,481	12,759,429
Bunzl plc	258,670	7,726,635
Carnival plc	160,780	11,174,879
Compass Group plc	457,484	9,772,784
Diageo plc	528,080	17,699,747
Ferguson plc	197,360	11,747,148
HSBC Holdings plc (Hong Kong)	1,244,800	12,088,912
Intertek Group plc	126,460	8,356,153
London Stock Exchange Group plc	346,670	17,707,029
Reckitt Benckiser Group plc	73,620	6,979,923
RELX plc	558,790	12,218,688
Rio Tinto plc	279,066	13,519,636
Royal Dutch Shell plc, A Shares	346,352	9,543,030
RPC Group plc	403,997	4,842,729
St. James's Place plc	654,160	9,753,166
Tullow Oil plc(1)	3,064,546	6,185,878
Weir Group plc (The)	467,110	10,842,163
		213,302,409
TOTAL COMMON STOCKS (Cost $801,812,961)		1,035,806,359
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE ETF (Cost $2,666,421)	47,070	3,148,983
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $1,936,779), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $1,895,921)		1,895,873
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,611,750), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $1,580,015)		1,580,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,573	1,573
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,477,446)		3,477,446
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $807,956,828)		1,042,432,788
OTHER ASSETS AND LIABILITIES — 0.3%		2,753,319
TOTAL NET ASSETS — 100.0%		$1,045,186,107

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.5%
Financials	18.9%
Industrials	15.6%
Information Technology	14.4%
Consumer Staples	11.7%
Health Care	7.2%
Materials	6.7%
Energy	3.5%
Real Estate	0.6%
Exchange-Traded Funds	0.3%
Cash and Equivalents*	0.6%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	27,596,067	17,947,174	—
Hong Kong	6,687,506	23,742,991	—
Ireland	11,949,188	16,904,979	—
Russia	9,424,941	—	—
Other Countries	—	921,553,513	—
Exchange-Traded Funds	3,148,983	—	—
Temporary Cash Investments	1,573	3,475,873	—
	58,808,258	983,624,530	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$811,158,860
Gross tax appreciation of investments	$233,247,106
Gross tax depreciation of investments	(1,973,178)
Net tax appreciation (depreciation) of investments	$231,273,928

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
August 31, 2017

NT International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Australia — 4.6%
ALS Ltd.	403,030	2,553,497
Challenger Ltd.	128,360	1,279,579
Corporate Travel Management Ltd.	96,010	1,659,265
Treasury Wine Estates Ltd.	532,629	6,131,025
		11,623,366
Austria — 0.7%
Wienerberger AG	87,256	1,883,235
Belgium — 1.6%
Galapagos NV(1)	30,449	2,800,885
Umicore SA	16,360	1,222,105
		4,022,990
Canada — 5.2%
CCL Industries, Inc., Class B	39,730	1,843,090
Kirkland Lake Gold Ltd.	40,560	528,457
Lundin Mining Corp.	282,790	2,137,768
Premium Brands Holdings Corp.	32,710	2,583,010
Sleep Country Canada Holdings, Inc.	111,600	3,042,133
Teck Resources Ltd., Class B	56,320	1,404,058
Trican Well Service Ltd.(1)	530,800	1,572,741
		13,111,257
China — 4.3%
Beijing Enterprises Water Group Ltd.(1)	2,396,000	2,036,022
Brilliance China Automotive Holdings Ltd.	1,782,000	4,611,124
China Resources Beer Holdings Co. Ltd.	656,000	1,646,339
Haier Electronics Group Co. Ltd.(1)	1,013,000	2,692,445
		10,985,930
Denmark — 3.6%
Ambu A/S, B Shares	19,400	1,394,598
DSV A/S	88,864	6,301,352
Genmab A/S(1)	5,452	1,272,382
		8,968,332
Finland — 2.5%
Cargotec Oyj, B Shares	36,838	2,219,003
Konecranes Oyj	50,558	2,231,125
Nokian Renkaat Oyj	45,423	1,920,162
		6,370,290
France — 10.8%
Alten Ltd.	21,330	1,815,550
Arkema SA	16,196	1,759,928
Aroundtown Property Holdings plc	567,342	3,782,199
BioMerieux	8,690	2,127,453
DBV Technologies SA(1)	8,940	790,960
Elior Group SA	69,380	1,841,834
Eurofins Scientific SE	2,709	1,548,289
Maisons du Monde SA	87,656	3,620,950
SEB SA	18,719	3,400,546

Teleperformance	28,967	3,986,326
Trigano SA	20,280	2,653,243
		27,327,278
Germany — 4.6%
AURELIUS Equity Opportunities SE & Co. KGaA	44,090	2,615,426
CompuGroup Medical SE	25,817	1,505,806
Drillisch AG	19,185	1,322,138
KION Group AG	37,318	3,403,862
Rheinmetall AG	11,860	1,212,235
Salzgitter AG	35,190	1,581,421
		11,640,888
Hong Kong — 1.5%
ASM Pacific Technology Ltd.	134,200	1,659,976
Samsonite International SA	490,200	2,010,724
		3,670,700
Ireland — 0.3%
Glanbia plc(1)	39,110	731,434
Italy — 3.3%
Davide Campari-Milano SpA	86,930	629,194
Ferrari NV	19,340	2,212,541
FinecoBank Banca Fineco SpA	295,650	2,539,368
Industria Macchine Automatiche SpA	14,980	1,449,819
Unione di Banche Italiane SpA	305,820	1,411,839
		8,242,761
Japan — 26.2%
Aiful Corp.(1)	377,500	1,311,730
Alps Electric Co. Ltd.	44,700	1,227,944
Anritsu Corp.	80,500	640,719
Coca-Cola Bottlers Japan, Inc.	55,700	1,910,120
CyberAgent, Inc.	18,800	614,781
Daifuku Co. Ltd.	67,300	2,929,281
Disco Corp.	11,300	2,025,952
Don Quijote Holdings Co. Ltd.	41,800	1,587,438
GMO Payment Gateway, Inc.	11,100	708,801
Hitachi Construction Machinery Co. Ltd.	82,700	2,335,776
Ichikoh Industries Ltd.	338,000	2,247,492
Investors Cloud Co. Ltd.	42,400	2,236,958
Kose Corp.	21,000	2,636,103
LIXIL Group Corp.	85,400	2,240,357
Megachips Corp.	19,000	629,099
MISUMI Group, Inc.	93,000	2,386,437
Nippon Shinyaku Co. Ltd.	37,800	2,630,372
Nitori Holdings Co. Ltd.	11,200	1,729,895
Omron Corp.	40,300	2,023,523
Outsourcing, Inc.	45,700	3,005,512
Penta-Ocean Construction Co. Ltd.	302,500	1,816,073
PeptiDream, Inc.(1)	44,400	1,548,861
Persol Holdings Co. Ltd.	123,500	2,509,656
Relo Group, Inc.	82,000	1,863,992
Sanwa Holdings Corp.	148,300	1,653,848
Sawai Pharmaceutical Co. Ltd.	11,900	650,557
Seria Co. Ltd.	52,500	2,874,881
SHO-BOND Holdings Co. Ltd.	27,500	1,523,400

Sony Financial Holdings, Inc.	63,200	1,001,450
Start Today Co. Ltd.	64,100	1,994,106
Sumco Corp.	83,600	1,228,886
THK Co. Ltd.	89,700	2,994,488
Tokyo Base Co. Ltd.(1)	60,000	3,187,338
Topcon Corp.	114,000	2,012,771
Tsubaki Nakashima Co. Ltd.	80,600	1,815,305
Vector, Inc.	44,800	623,088
		66,356,990
New Zealand — 1.5%
a2 Milk Co. Ltd.(1)	938,310	3,759,383
Norway — 0.5%
Asetek A/S	85,440	1,194,934
Spain — 1.8%
Bankia SA	317,610	1,546,047
Masmovil Ibercom SA(1)	4,652	343,355
NH Hotel Group SA	422,730	2,752,718
		4,642,120
Sweden — 3.3%
Ambea AB(1)	102,609	1,133,177
Husqvarna AB, B Shares	120,590	1,216,410
Loomis AB, B Shares	39,200	1,429,715
Lundin Petroleum AB(1)	29,584	634,814
SSAB AB, A Shares(1)	522,050	2,651,067
Vitrolife AB	16,010	1,343,947
		8,409,130
Switzerland — 5.3%
ams AG(1)	18,220	1,311,946
Landis+Gyr Group AG(1)	7,044	543,202
Logitech International SA	111,200	3,954,242
Lonza Group AG(1)	18,031	4,565,334
Partners Group Holding AG	4,770	3,093,947
		13,468,671
United Kingdom — 16.3%
Ashtead Group plc	71,610	1,539,920
ASOS plc(1)	26,749	1,960,167
B&M European Value Retail SA	667,243	3,213,113
Burford Capital Ltd.	172,190	2,576,165
Cairn Homes plc(1)	1,711,203	3,503,817
Cineworld Group plc	61,010	510,826
CVS Group plc	135,010	2,362,088
DCC plc	28,932	2,635,675
Fevertree Drinks plc	52,370	1,669,967
Intermediate Capital Group plc	244,190	2,803,969
Just Eat plc(1)	335,560	2,889,860
Keywords Studios plc	106,157	1,954,749
Melrose Industries plc	1,277,415	3,634,018
NEX Group plc	213,910	1,833,905
Rentokil Initial plc	832,440	3,277,725
RPC Group plc	191,671	2,297,568

Segro plc	352,040	2,449,101
		41,112,633
TOTAL COMMON STOCKS (Cost $192,276,323)		247,522,322
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $2,700,035), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $2,643,076)		2,643,008
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $2,247,967), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $2,203,021)		2,203,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,848	1,848
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,847,856)		4,847,856
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $197,124,179)		252,370,178
OTHER ASSETS AND LIABILITIES — 0.2%		538,092
TOTAL NET ASSETS — 100.0%		$252,908,270

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.3%
Consumer Discretionary	22.9%
Information Technology	10.4%
Health Care	10.0%
Financials	8.6%
Consumer Staples	8.5%
Materials	6.8%
Real Estate	4.1%
Energy	0.9%
Utilities	0.8%
Telecommunication Services	0.6%
Cash and Equivalents*	2.1%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,404,058	246,118,264	—
Temporary Cash Investments	1,848	4,846,008	—
	1,405,906	250,964,272	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$197,232,546
Gross tax appreciation of investments	$55,773,209
Gross tax depreciation of investments	(635,577)
Net tax appreciation (depreciation) of investments	$55,137,632

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
August 31, 2017

NT International Value - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Australia — 7.7%
Australia & New Zealand Banking Group Ltd.	765,373	17,887,934
Bendigo and Adelaide Bank Ltd.	350,735	3,331,860
Coca-Cola Amatil Ltd.	226,745	1,451,020
Commonwealth Bank of Australia	91,040	5,485,815
Dexus	228,581	1,742,603
Downer EDI Ltd.	1,216,647	6,886,274
Fortescue Metals Group Ltd.	1,698,229	8,113,541
Qantas Airways Ltd.	1,949,768	8,865,816
Scentre Group	755,111	2,317,063
St. Barbara Ltd.(1)	416,765	934,287
Telstra Corp. Ltd.	1,004,819	2,931,525
Westpac Banking Corp.	455,722	11,328,375
Woodside Petroleum Ltd.	119,137	2,730,430
		74,006,543
Austria — 1.1%
OMV AG	181,876	10,455,481
Belgium — 1.3%
KBC Group NV	147,191	12,095,687
China — 1.1%
China CITIC Bank Corp. Ltd., H Shares	1,286,000	849,582
China Construction Bank Corp., H Shares	5,727,000	5,020,250
Country Garden Holdings Co.	2,045,000	2,717,695
Industrial & Commercial Bank of China Ltd., H Shares	2,704,000	2,024,782
		10,612,309
Denmark — 1.0%
TDC A/S	278,117	1,656,945
Vestas Wind Systems A/S	90,468	8,239,700
		9,896,645
Finland — 0.8%
UPM-Kymmene Oyj	212,592	5,532,335
Valmet Oyj	123,842	2,348,525
		7,880,860
France — 9.7%
BNP Paribas SA	272,337	20,719,863
CNP Assurances	394,941	9,168,077
Engie SA	313,660	5,235,023
Faurecia	39,861	2,318,295
Metropole Television SA	58,022	1,275,766
Orange SA	325,286	5,527,807
Peugeot SA	406,360	8,579,334
Sanofi	60,425	5,874,047
SCOR SE	36,591	1,533,304
Societe Generale SA	267,150	14,956,899
TOTAL SA	144,012	7,448,175
Valeo SA	50,116	3,351,734

Veolia Environnement SA	305,706	7,173,019
		93,161,343
Germany — 10.7%
Allianz SE	104,506	22,362,561
BASF SE	29,674	2,874,430
CECONOMY AG	59,392	650,611
Covestro AG	31,311	2,460,470
Daimler AG	8,439	615,130
Deutsche Lufthansa AG	414,948	10,408,056
Deutsche Telekom AG	176,788	3,190,534
Deutsche Wohnen SE	160,143	6,802,119
E.ON SE	521,967	5,899,965
Grand City Properties SA	31,310	682,096
Hamburger Hafen und Logistik AG	15,091	480,566
Hannover Rueck SE	46,761	5,666,866
HUGO BOSS AG	7,931	671,383
METRO AG(1)	59,392	1,160,947
Muenchener Rueckversicherungs-Gesellschaft AG	26,898	5,552,397
Nordex SE(1)	39,234	545,061
ProSiebenSat.1 Media SE	184,973	6,205,271
Rheinmetall AG	18,232	1,863,531
RTL Group SA	41,078	3,117,460
Schaeffler AG Preference Shares	229,994	3,241,751
Siemens AG	85,228	11,140,278
Telefonica Deutschland Holding AG	200,081	1,082,796
Uniper SE	219,031	5,453,494
Vonovia SE	23,451	991,202
		103,118,975
Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	1,587,500	8,083,810
CK Hutchison Holdings Ltd.	192,000	2,512,321
HKT Trust & HKT Ltd.	2,099,000	2,708,993
I-CABLE Communications Ltd.(1)	198,559	7,358
Kerry Properties Ltd.	657,500	2,604,543
Link REIT	148,500	1,225,838
New World Development Co. Ltd.	1,008,000	1,378,219
PCCW Ltd.	5,916,000	3,296,011
Wheelock & Co. Ltd.	443,000	3,314,398
		25,131,491
India — 0.3%
Tata Power Co. Ltd. (The)	1,636,147	2,028,347
Yes Bank Ltd.	34,013	932,739
		2,961,086
Italy — 0.8%
Assicurazioni Generali SpA	50,700	907,752
Enel SpA	515,948	3,123,261
Fiat Chrysler Automobiles NV(1)	242,269	3,648,378
		7,679,391
Japan — 19.8%
Bridgestone Corp.	252,400	10,834,362
Brother Industries Ltd.	223,000	5,286,196
Canon, Inc.	127,200	4,459,260
Dai-ichi Life Holdings, Inc.	84,000	1,352,436

Daiwa House Industry Co. Ltd.	68,000	2,379,552
Daiwa Securities Group, Inc.	764,000	4,182,246
Fuji Machine Manufacturing Co. Ltd.	104,100	1,835,137
Hitachi Chemical Co. Ltd.	139,300	3,770,926
Hitachi Construction Machinery Co. Ltd.	91,000	2,570,201
Honda Motor Co. Ltd.	145,300	4,072,127
KDDI Corp.	150,400	4,059,097
Leopalace21 Corp.	637,900	4,676,831
Maeda Corp.	84,000	1,026,170
Mebuki Financial Group, Inc.	517,400	1,835,503
Miraca Holdings, Inc.	142,800	6,488,252
Mitsubishi Chemical Holdings Corp.	887,100	8,254,908
Mitsubishi UFJ Financial Group, Inc.	2,017,600	12,371,530
Mizuho Financial Group, Inc.	3,749,900	6,450,231
MS&AD Insurance Group Holdings, Inc.	75,200	2,482,383
Nichias Corp.	119,000	1,394,206
Nippon Telegraph & Telephone Corp.	210,900	10,489,846
NTT DOCOMO, Inc.	378,900	8,800,847
ORIX Corp.	328,500	5,257,614
SBI Holdings, Inc.	182,700	2,539,370
Sega Sammy Holdings, Inc.	279,300	4,014,136
Sompo Holdings, Inc.	46,300	1,741,488
Sony Corp.	29,400	1,159,847
Subaru Corp.	297,300	10,427,878
Sumitomo Corp.	110,000	1,557,420
Sumitomo Mitsui Financial Group, Inc.	187,300	7,009,162
Suzuki Motor Corp.	152,800	7,680,655
Taisei Corp.	433,000	4,344,376
Tokyo Electron Ltd.	17,000	2,390,685
Tosoh Corp.	815,000	9,563,378
Toyota Boshoku Corp.	213,100	4,216,059
Toyota Motor Corp.	307,600	17,300,139
TS Tech Co. Ltd.	68,600	2,146,578
		190,421,032
Netherlands — 1.6%
ING Groep NV	845,039	14,989,061
Norway — 0.5%
Subsea 7 SA	270,562	3,895,588
Telenor ASA	46,166	934,870
		4,830,458
Portugal — 0.8%
EDP - Energias de Portugal SA	1,734,323	6,658,419
Galp Energia SGPS SA	80,109	1,326,538
		7,984,957
Russia — 0.1%
Alrosa PJSC	626,205	871,753
Singapore — 1.2%
Oversea-Chinese Banking Corp. Ltd.	962,900	7,932,146
United Overseas Bank Ltd.	158,100	2,801,831
Yangzijiang Shipbuilding Holdings Ltd.	576,300	635,398
		11,369,375
South Korea — 1.6%
GS Holdings Corp.	42,344	2,651,194

LG Uplus Corp.	209,970	2,569,693
Lotte Chemical Corp.	4,789	1,696,706
Samsung Electronics Co. Ltd.	1,356	2,785,115
SK Innovation Co. Ltd.	33,820	5,653,663
		15,356,371
Spain — 4.9%
Banco Bilbao Vizcaya Argentaria SA	184,135	1,626,929
Banco Santander SA	2,227,439	14,475,392
Distribuidora Internacional de Alimentacion SA	465,875	2,948,260
Endesa SA	391,440	9,443,288
Mapfre SA	1,228,915	4,349,388
Repsol SA	432,672	7,432,528
Telefonica SA	608,977	6,567,386
		46,843,171
Sweden — 3.8%
Electrolux ABSeries B	252,678	9,187,135
Fabege AB	221,471	4,442,938
Industrivarden AB, C Shares	119,871	2,839,219
Investor AB, B Shares	28,206	1,319,114
Kinnevik AB, B Shares	121,506	3,656,305
L E Lundbergforetagen AB, B Shares	39,548	3,063,499
NCC AB, B Shares	203,924	5,320,259
Peab AB	218,931	2,514,231
Sandvik AB	218,764	3,614,978
Tele2 AB, B Shares	45,010	523,981
		36,481,659
Switzerland — 9.2%
dormakaba Holding AG	1,263	1,138,603
Julius Baer Group Ltd.	123,026	6,876,473
Nestle SA	64,433	5,466,004
Novartis AG	218,291	18,415,707
Roche Holding AG	37,360	9,486,584
Swiss Life Holding AG	6,337	2,267,958
Swiss Re AG	139,330	12,618,813
Swisscom AG	21,308	10,745,658
UBS Group AG	336,835	5,549,813
Zurich Insurance Group AG	52,914	15,830,884
		88,396,497
Taiwan — 1.1%
Catcher Technology Co. Ltd.	261,000	3,320,985
Lite-On Technology Corp.	728,000	1,077,080
Quanta Computer, Inc.	1,689,000	3,844,869
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,680	2,428,190
		10,671,124
United Kingdom — 16.8%
3i Group plc	900,425	11,288,278
AA plc	339,853	703,143
Anglo American plc	201,938	3,662,294
AstraZeneca plc	63,265	3,714,902
BHP Billiton plc	75,520	1,441,875
BP plc	1,317,648	7,584,695
Capita plc	118,686	995,272
Centamin plc	499,723	978,981

Centrica plc	3,260,192	8,427,297
Evraz plc	517,007	2,240,953
Firstgroup plc(1)	590,701	896,743
G4S plc	1,392,762	5,105,782
GlaxoSmithKline plc	1,160,284	23,008,082
HSBC Holdings plc (London)	3,642,746	35,351,832
Investec plc	258,772	1,974,248
Legal & General Group plc	595,094	2,002,282
Lloyds Banking Group plc	3,423,488	2,825,257
Marks & Spencer Group plc	622,433	2,572,360
Rio Tinto plc	326,573	15,821,161
Royal Dutch Shell plc, B Shares	911,629	25,468,580
Royal Mail plc	791,653	4,035,374
Standard Life Aberdeen PLC	149,792	832,119
		160,931,510
TOTAL COMMON STOCKS (Cost $818,694,046)		946,146,779
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Japan ETF	22,000	1,203,620
iShares MSCI EAFE Value ETF	27,000	1,431,270
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,387,295)		2,634,890
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $6,852,982), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $6,708,413)		6,708,242
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $5,704,748), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $5,592,053)		5,592,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,300,242)		12,300,242
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $833,381,583)		961,081,911
OTHER ASSETS AND LIABILITIES — (0.1)%		(946,432)
TOTAL NET ASSETS — 100.0%		$960,135,479

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	36.4%
Consumer Discretionary	11.0%
Industrials	9.4%
Energy	7.9%
Materials	7.0%
Health Care	7.0%
Telecommunication Services	6.7%
Utilities	5.5%
Real Estate	3.7%
Information Technology	2.7%
Consumer Staples	1.2%
Exchange-Traded Funds	0.3%
Cash and Equivalents*	1.2%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,428,190	943,718,589	—
Exchange-Traded Funds	2,634,890	—	—
Temporary Cash Investments	—	12,300,242	—
	5,063,080	956,018,831	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$840,059,170
Gross tax appreciation of investments	$136,820,028
Gross tax depreciation of investments	(15,797,287)
Net tax appreciation (depreciation) of investments	$121,022,741

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 26, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 26, 2017